Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—43.2%
*	Advanced Micro Devices, Inc.	73,870	$12,121
	Apple, Inc.	52,186	12,159
*	Clearwater Analytics Holdings, Inc.	144,927	3,659
*	Confluent, Inc.	103,432	2,108
*	Dynatrace, Inc.	67,845	3,628
	Microsoft Corp.	56,842	24,459
*	MongoDB, Inc.	9,388	2,538
*	Nice Ltd.—ADR	13,784	2,394
	NVIDIA Corp.	99,784	12,118
*	Palo Alto Networks, Inc.	13,698	4,682
*	PDF Solutions, Inc.	42,788	1,355
*	Pure Storage, Inc.	60,216	3,025
*	ServiceNow, Inc.	9,933	8,884
	Texas Instruments, Inc.	37,033	7,650
*	Tyler Technologies, Inc.	4,854	2,833
*	Workday, Inc.	15,003	3,667
*	Workiva, Inc.	29,345	2,322
			109,602
	Health Care—12.4%
	Abbott Laboratories	41,559	4,738
	Agilent Technologies, Inc.	31,788	4,720
*	Doximity, Inc.	57,898	2,523
*	Intuitive Surgical, Inc.	7,790	3,827
	UnitedHealth Group, Inc.	15,423	9,018
*	Veeva Systems, Inc.	11,908	2,499
	Zoetis, Inc.	21,989	4,296
			31,621
	Consumer Discretionary—11.4%
*	Amazon.com, Inc.	110,687	20,624
*	Bright Horizons Family Solutions, Inc.	17,936	2,513
*	Chipotle Mexican Grill, Inc.	57,032	3,286
*	Skyline Champion Corp.	26,406	2,505
			28,928
	Industrials—9.6%
*	ACV Auctions, Inc.	234,780	4,773
	Brink's Co.	30,521	3,530
*	Chart Industries, Inc.	14,825	1,840
*	Copart, Inc.	93,931	4,922
*	Kornit Digital Ltd.†	76,541	1,977
*	Uber Technologies, Inc.	65,854	4,950
*	Verra Mobility Corp.	84,798	2,358
			24,350
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—8.6%
*	Baldwin Insurance Group, Inc.	60,979	$3,037
	Carlyle Group, Inc.	111,477	4,800
	Everest Group Ltd.†	8,732	3,421
*	Flywire Corp.	109,305	1,792
	Mastercard, Inc.	17,593	8,687
			21,737
	Communication Services—7.2%
	Alphabet, Inc.—Class A	102,725	17,037
*	ZipRecruiter, Inc.	141,956	1,349
			18,386
	Consumer Staples—3.8%
*	e.l.f. Beauty, Inc.	14,542	1,585
*	Vital Farms, Inc.	57,934	2,032
	Walmart, Inc.	74,587	6,023
			9,640
	Energy—2.6%
	Cameco Corp.	104,194	4,976
*	Green Plains, Inc.	67,940	920
	New Fortress Energy, Inc.	83,765	762
			6,658
	Total Common Stocks—98.8% (cost $147,789)		250,922

Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $3,811, collateralized by U.S. Treasury Bond, 4.375%, due 05/15/40, valued at $3,887	$3,811	3,811
Total Repurchase Agreements—1.5% (cost $3,811)		3,811
Total Investments—100.3% (cost $151,600)		254,733
Liabilities, plus cash and other assets—(0.3)%		(873)
Net Assets—100.0%		$253,860

ADR	American Depositary Deposit

*	Non-income producing security.
†	U.S. listed foreign security
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$250,922	$—	$—	$250,922
Repurchase Agreements	—	3,811	—	3,811
Total Investments in Securities	$250,922	$3,811	$—	$254,733
See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—49.7%
	Accenture PLC†	150,710	$53,273
*	Advanced Micro Devices, Inc.	453,128	74,349
	Apple, Inc.	1,156,130	269,378
	Intuit, Inc.	96,100	59,678
	Lam Research Corp.	63,270	51,633
	Microsoft Corp.	850,830	366,112
	NVIDIA Corp.	2,407,300	292,343
*	Palo Alto Networks, Inc.	141,800	48,467
	Salesforce, Inc.	234,870	64,286
*	ServiceNow, Inc.	87,740	78,474
	Texas Instruments, Inc.	239,040	49,379
			1,407,372
	Consumer Discretionary—12.3%
*	Amazon.com, Inc.	1,243,570	231,714
*	Chipotle Mexican Grill, Inc.	1,129,860	65,103
*	O'Reilly Automotive, Inc.	44,170	50,866
			347,683
	Health Care—9.0%
	Agilent Technologies, Inc.	333,330	49,493
*	Intuitive Surgical, Inc.	118,180	58,058
	UnitedHealth Group, Inc.	120,865	70,667
*	Veeva Systems, Inc.	132,210	27,747
	Zoetis, Inc.	251,880	49,212
			255,177
	Financials—7.5%
	Apollo Global Management, Inc.	353,641	44,173
	Carlyle Group, Inc.	1,138,217	49,012
	Mastercard, Inc.	243,520	120,250
			213,435
	Communication Services—7.3%
*	Live Nation Entertainment, Inc.	317,549	34,769
	Meta Platforms, Inc.	298,720	170,999
			205,768
	Industrials—5.8%
*	Copart, Inc.	935,020	48,995
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Industrials—(continued)
	TransUnion	403,750	$42,273
*	Uber Technologies, Inc.	983,040	73,885
			165,153
	Consumer Staples—3.7%
	Costco Wholesale Corp.	69,830	61,906
*	Monster Beverage Corp.	789,650	41,196
			103,102
	Materials—3.3%
	Linde PLC†	98,780	47,104
	Martin Marietta Materials, Inc.	85,350	45,940
			93,044
	Real Estate—0.6%
*	CoStar Group, Inc.	219,947	16,593
	Total Common Stocks—99.2% (cost $2,094,310)		2,807,327

Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $22,612, collateralized by U.S. Treasury Note, 3.750%, due 12/31/30, valued at $23,063	$22,611	22,611
Total Repurchase Agreements—0.8% (cost $22,611)		22,611
Total Investments—100.0% (cost $2,116,921)		2,829,938
Liabilities, plus cash and other assets—(0.0)%		(285)
Net Assets—100.0%		$2,829,653

PLC	Public Limited Company

†	U.S. listed foreign security
*	Non-income producing security.
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,807,327	$—	$—	$2,807,327
Repurchase Agreements	—	22,611	—	22,611
Total Investments in Securities	$2,807,327	$22,611	$—	$2,829,938
See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—19.7%
	AGCO Corp.	238	$23
*	Alaska Air Group, Inc.	724	33
	Allegion PLC†	205	30
	Allison Transmission Holdings, Inc.	247	24
	Flowserve Corp.	585	30
	Genpact Ltd.†	791	31
	JB Hunt Transport Services, Inc.	178	31
	Johnson Controls International PLC†	395	31
	Knight-Swift Transportation Holdings, Inc.	505	27
*	Middleby Corp.	193	27
	Snap-on, Inc.	100	29
	Timken Co.	408	34
			350
	Financials—16.4%
*	Arch Capital Group Ltd.†	289	32
	East West Bancorp, Inc.	381	32
	Everest Group Ltd.	79	31
	Global Payments, Inc.	286	29
	Hartford Financial Services Group, Inc.	288	34
	Huntington Bancshares, Inc.	1,720	25
	KKR & Co., Inc.	299	39
*	WEX, Inc.	167	35
	Willis Towers Watson PLC†	117	35
			292
	Information Technology—13.0%
	Amdocs Ltd.†	360	32
*	Check Point Software Technologies Ltd.†	123	24
	Cognizant Technology Solutions Corp.	401	31
*	Flex Ltd.†	837	28
	Hewlett Packard Enterprise Co.	1,356	28
	Jabil, Inc.	241	29
*	ON Semiconductor Corp.	392	28
*	Qorvo, Inc.	295	30
			230
	Real Estate—8.4%
	Camden Property Trust	203	25
	Healthpeak Properties, Inc.	1,422	32
	Host Hotels & Resorts, Inc.	1,626	29
	Regency Centers Corp.	457	33
	VICI Properties, Inc.	943	31
			150
	Health Care—8.2%
	Cencora, Inc.	103	23
*	Centene Corp.	414	31
	Encompass Health Corp.	296	29
	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
	Labcorp Holdings, Inc.	123	$28
	Teleflex, Inc.	143	35
			146
	Consumer Staples—6.9%
	Ingredion, Inc.	243	33
	Molson Coors Beverage Co.	552	32
	Tyson Foods, Inc.	443	26
*	U.S. Foods Holding Corp.	495	31
			122
	Materials—6.5%
*	Axalta Coating Systems Ltd.†	905	33
	CRH PLC†	369	34
	Crown Holdings, Inc.	324	31
	Royal Gold, Inc.	131	18
			116
	Consumer Discretionary—6.5%
	Advance Auto Parts, Inc.	237	9
	Brunswick Corp.	287	24
	LKQ Corp.	673	27
	Toll Brothers, Inc.	230	36
	Whirlpool Corp.	181	19
			115
	Utilities—5.5%
	Entergy Corp.	234	31
	NiSource, Inc.	949	33
	PPL Corp.	1,028	34
			98
	Energy—5.5%
	Coterra Energy, Inc.	851	20
	Diamondback Energy, Inc.	151	26
	Permian Resources Corp.	1,824	25
	Phillips 66	195	26
			97
	Total Common Stocks—96.6% (cost $1,488)		1,716
	Total Investments—96.6% (cost $1,488)		1,716
	Cash and other assets, less liabilities—3.4%		61
	Net Assets—100.0%		$1,777

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,716	$—	$—	$1,716
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—20.1%
*	ACV Auctions, Inc.	151,274	$3,075
*	AZEK Co., Inc.	32,509	1,522
	Brink's Co.	20,671	2,390
	BWX Technologies, Inc.	35,513	3,860
*	CACI International, Inc.	3,909	1,972
*	Casella Waste Systems, Inc.	31,379	3,122
*	Chart Industries, Inc.	13,692	1,700
*	ExlService Holdings, Inc.	58,336	2,226
*	GXO Logistics, Inc.	29,794	1,551
*	Mercury Systems, Inc.	77,299	2,860
	Owens Corning	11,625	2,052
	Tecnoglass, Inc.†	28,306	1,944
	TransUnion	40,602	4,251
*	Verra Mobility Corp.	75,103	2,089
*	WillScot Mobile Mini Holdings Corp.	74,369	2,796
			37,410
	Health Care—14.4%
*	Acadia Healthcare Co., Inc.	38,202	2,422
*	Avantor, Inc.	67,333	1,742
	Chemed Corp.	6,111	3,673
*	Doximity, Inc.	58,448	2,547
	Encompass Health Corp.	31,301	3,025
*	Exact Sciences Corp.	52,506	3,577
*	Globus Medical, Inc.	21,784	1,558
*	Insulet Corp.	7,389	1,720
*	Merit Medical Systems, Inc.	14,977	1,480
*	Neogen Corp.	134,281	2,257
*	Penumbra, Inc.	8,641	1,679
*	Sotera Health Co.	71,816	1,199
			26,879
	Consumer Discretionary—13.6%
	ADT, Inc.	196,594	1,421
*	Bright Horizons Family Solutions, Inc.	29,261	4,100
*	Fox Factory Holding Corp.	25,554	1,060
*	Garrett Motion, Inc.	336,934	2,756
*	Modine Manufacturing Co.	7,872	1,045
*	On Holding AG†	41,209	2,067
	Pool Corp.	5,854	2,206
*	Revolve Group, Inc.	34,201	848
	SharkNinja, Inc.†	32,265	3,508
	Signet Jewelers Ltd.†	14,777	1,524
*	Skyline Champion Corp.	31,954	3,031
*	Stride, Inc.	21,906	1,869
			25,435
	Financials—12.4%
*	Baldwin Insurance Group, Inc.	85,624	4,264
	Banner Corp.	404	24
	Carlyle Group, Inc.	92,804	3,996
	East West Bancorp, Inc.	37,825	3,130
	Everest Group Ltd.†	9,020	3,534
*	Flywire Corp.	77,913	1,277
*	Marex Group PLC†	91,510	2,161
	Virtu Financial, Inc.	32,784	999
	Western Alliance Bancorp	42,636	3,688
			23,073
	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—11.0%
*	Agilysys, Inc.	12,947	$1,411
*	Ambarella, Inc.†	21,389	1,206
*	Clearwater Analytics Holdings, Inc.	77,515	1,957
	Cognex Corp.	35,707	1,446
*	Confluent, Inc.	96,510	1,967
*	Descartes Systems Group, Inc.	13,506	1,391
*	Diebold Nixdorf, Inc.	49,435	2,208
*	Dynatrace, Inc.	40,892	2,186
*	Gitlab, Inc.	27,653	1,425
*	Lattice Semiconductor Corp.	34,514	1,832
*	Nice Ltd.—ADR	10,936	1,899
*	Tyler Technologies, Inc.	2,770	1,617
			20,545
	Materials—7.4%
	Berry Global Group, Inc.	46,875	3,186
	CF Industries Holdings, Inc.	30,638	2,629
	Crown Holdings, Inc.	23,583	2,261
	Eagle Materials, Inc.	10,482	3,015
	Louisiana-Pacific Corp.	14,267	1,533
	Sylvamo Corp.	14,521	1,247
			13,871
	Real Estate—7.1%
	Agree Realty Corp.	44,599	3,360
	Americold Realty Trust, Inc.	100,459	2,840
	Equity LifeStyle Properties, Inc.	36,895	2,632
	Healthcare Realty Trust, Inc.	123,280	2,237
	Rexford Industrial Realty, Inc.	44,615	2,245
			13,314
	Energy—5.1%
*	Antero Resources Corp.	45,587	1,306
	Cameco Corp.	41,225	1,969
*	Green Plains, Inc.	42,689	578
	New Fortress Energy, Inc.	112,401	1,022
	TechnipFMC PLC†	63,706	1,671
*	Weatherford International PLC†	10,882	924
	Whitecap Resources, Inc.	263,454	1,960
			9,430
	Consumer Staples—4.4%
*	e.l.f. Beauty, Inc.	12,316	1,343
	Inter Parfums, Inc.	14,888	1,928
	Lancaster Colony Corp.	12,116	2,139
	Primo Water Corp.	114,719	2,897
			8,307
	Utilities—1.4%
	IDACORP, Inc.	24,601	2,536
	Communication Services—0.7%
*	ZipRecruiter, Inc.	133,203	1,265
	Total Common Stocks—97.6% (cost $154,227)		182,065
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $2,019, collateralized by U.S. Treasury Note, 3.750%, due 12/31/30, valued at $2,060	$2,019	$2,019
Total Repurchase Agreements—1.1% (cost $2,019)		2,019
Total Investments—98.7% (cost $156,246)		184,084
Cash and other assets, less liabilities—1.3%		2,386
Net Assets—100.0%		$186,470

ADR	American Depositary Deposit
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$182,065	$—	$—	$182,065
Repurchase Agreements	—	2,019	—	2,019
Total Investments in Securities	$182,065	$2,019	$—	$184,084
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—24.0%
*	Acadia Healthcare Co., Inc.	450,580	$28,571
*	Amicus Therapeutics, Inc.	2,292,200	24,481
*	Avantor, Inc.	694,400	17,964
	Bio-Techne Corp.	202,000	16,146
*	Blueprint Medicines Corp.	248,304	22,968
	Chemed Corp.	70,966	42,648
*	Doximity, Inc.	787,452	34,309
	Encompass Health Corp.	422,617	40,842
*	Evolent Health, Inc.	898,300	25,404
*	Exact Sciences Corp.	631,600	43,025
*	Globus Medical, Inc.	158,395	11,332
*	Insmed, Inc.	346,151	25,269
*	Inspire Medical Systems, Inc.	133,142	28,100
*	Insulet Corp.	126,565	29,458
*	Merit Medical Systems, Inc.	160,226	15,835
*	Neogen Corp.	1,729,300	29,069
*	Penumbra, Inc.	128,986	25,063
*	Twist Bioscience Corp.	498,473	22,521
			483,005
	Information Technology—19.3%
*	Altair Engineering, Inc.	268,473	25,642
*	Clearwater Analytics Holdings, Inc.	1,376,469	34,756
	Cognex Corp.	623,147	25,237
*	Confluent, Inc.	1,443,215	29,413
*	Credo Technology Group Holding Ltd.†	432,800	13,330
*	Dynatrace, Inc.	762,886	40,792
*	Guidewire Software, Inc.	170,755	31,238
*	Lattice Semiconductor Corp.	518,900	27,538
*	Manhattan Associates, Inc.	113,700	31,993
*	Nice Ltd.—ADR	168,068	29,188
*	Novanta, Inc.†	134,254	24,021
*	Tenable Holdings, Inc.	741,788	30,057
*	Tyler Technologies, Inc.	47,992	28,014
*	Varonis Systems, Inc.	287,932	16,268
			387,487
	Industrials—18.3%
*	ACV Auctions, Inc.	616,189	12,527
	Advanced Drainage Systems, Inc.	173,400	27,252
*	AZEK Co., Inc.	544,100	25,464
	Brink's Co.	325,938	37,691
	BWX Technologies, Inc.	425,652	46,268
*	Casella Waste Systems, Inc.	281,161	27,973
*	Chart Industries, Inc.	163,655	20,316
*	ExlService Holdings, Inc.	1,002,700	38,253
*	Mercury Systems, Inc.	942,392	34,868
	nVent Electric PLC†	429,900	30,205
*	Parsons Corp.	156,700	16,247
	Regal Rexnord Corp.	159,700	26,491
*	WillScot Mobile Mini Holdings Corp.	667,800	25,109
			368,664
	Consumer Discretionary—12.7%
*	Bright Horizons Family Solutions, Inc.	242,378	33,964
*	Burlington Stores, Inc.	73,461	19,356
	Churchill Downs, Inc.	198,600	26,853
*	Fox Factory Holding Corp.	276,202	11,462
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	On Holding AG†	458,700	$23,004
*	Planet Fitness, Inc.	339,400	27,566
	Pool Corp.	86,700	32,669
*	Revolve Group, Inc.	736,292	18,245
	SharkNinja, Inc.†	316,000	34,352
*	Stride, Inc.	317,800	27,112
			254,583
	Financials—7.5%
*	Baldwin Insurance Group, Inc.	77,777	3,873
	Carlyle Group, Inc.	774,200	33,337
	Everest Group Ltd.†	73,932	28,969
*	Flywire Corp.	1,542,303	25,279
	TPG, Inc.	477,000	27,456
	Virtu Financial, Inc.	269,105	8,197
	Western Alliance Bancorp	264,416	22,869
			149,980
	Consumer Staples—5.4%
*	e.l.f. Beauty, Inc.	230,000	25,077
*	Freshpet, Inc.	267,079	36,528
	Lancaster Colony Corp.	142,230	25,113
	Primo Water Corp.	904,700	22,844
			109,562
	Energy—5.1%
	Cameco Corp.	640,962	30,612
*	Kosmos Energy Ltd.	2,651,500	10,686
	New Fortress Energy, Inc.	1,362,312	12,384
	Noble Corp. PLC†	328,200	11,861
	Range Resources Corp.	422,500	12,996
	Whitecap Resources, Inc.	3,243,700	24,133
			102,672
	Materials—4.6%
	CF Industries Holdings, Inc.	352,631	30,256
	Crown Holdings, Inc.	220,587	21,150
	Eagle Materials, Inc.	85,300	24,536
	Louisiana-Pacific Corp.	157,200	16,893
			92,835
	Real Estate—1.1%
	FirstService Corp.	116,568	21,269
	Total Common Stocks—98.0% (cost $1,667,206)		1,970,057

	Rights
	Health Care—0.0%
*	Abiomed, Inc. —CVR**	$80,133	—
	Total Rights—0.0% (cost $82)		—
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $41,695, collateralized by U.S. Treasury Note and U.S. Treasury Bond, 3.750% - 4.250%, due 12/31/30 - 05/15/39, valued at $42,527	$41,693	$41,693
Total Repurchase Agreements—2.1% (cost $41,693)		41,693
Total Investments—100.1% (cost $1,708,981)		2,011,750
Liabilities, plus cash and other assets—(0.1)%		(1,821)
Net Assets—100.0%		$2,009,929

ADR	American Depositary Deposit
CVR	Contingent Value Right
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at September 30, 2024.
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,970,057	$—	$—	$1,970,057
Repurchase Agreements	—	41,693	—	41,693
Rights	—	—	—	—
Total Investments in Securities	$1,970,057	$41,693	$—	$2,011,750
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—27.0%
	ABM Industries, Inc.	746	$39
	AGCO Corp.	344	34
	Air Lease Corp.	797	36
*	Alaska Air Group, Inc.	1,049	47
	Allegion PLC†	275	40
	Allison Transmission Holdings, Inc.	497	48
	Armstrong World Industries, Inc.	347	46
	Flowserve Corp.	907	47
	Genpact Ltd.	1,098	43
	Hillenbrand, Inc.	843	23
	Hub Group, Inc.	901	41
*	Janus International Group, Inc.	3,918	40
	JB Hunt Transport Services, Inc.	252	43
	Knight-Swift Transportation Holdings, Inc.	829	45
	Korn Ferry	599	45
*	Middleby Corp.	276	38
	MillerKnoll, Inc.	562	14
*	OPENLANE, Inc.	1,875	32
	Rush Enterprises, Inc.	938	50
	Snap-on, Inc.	138	40
	Tecnoglass, Inc.†	746	51
	Terex Corp.	631	33
	Timken Co.	496	42
			917
	Financials—16.0%
	American Financial Group, Inc.	250	34
	Ameris Bancorp	684	43
	Carlyle Group, Inc.	946	41
	Columbia Banking System, Inc.	1,726	45
	Compass Diversified Holdings	1,788	39
	East West Bancorp, Inc.	549	45
	Eastern Bankshares, Inc.	2,478	41
	Everest Group Ltd.	108	42
	Global Payments, Inc.	404	41
	Pacific Premier Bancorp, Inc.	1,575	40
	Pinnacle Financial Partners, Inc.	438	43
	Webster Financial Corp	927	43
*	WEX, Inc.	228	48
			545
	Real Estate—9.1%
	Camden Property Trust	258	32
	Elme Communities	1,820	32
	Four Corners Property Trust, Inc.	1,409	41
	Healthpeak Properties, Inc.	1,863	43
	Host Hotels & Resorts, Inc.	1,937	34
	Kite Realty Group Trust	1,616	43
	Regency Centers Corp.	572	41
	STAG Industrial, Inc.	1,114	44
			310
	Information Technology—8.4%
	Amdocs Ltd.†	506	44
	Avnet, Inc.	870	47
	Belden, Inc.	417	49
	Jabil, Inc.	346	41
	Kulicke & Soffa Industries, Inc.	712	32
	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Qorvo, Inc.	421	$44
*	Verint Systems, Inc.	1,138	29
			286
	Consumer Discretionary—8.3%
*	Adient PLC†	1,016	23
	Advance Auto Parts, Inc.	471	18
	Bloomin' Brands, Inc.	1,482	24
	Brunswick Corp.	236	20
	Carter's, Inc.	380	25
*	Helen of Troy Ltd.†	378	23
	LKQ Corp.	942	38
*	Taylor Morrison Home Corp.	737	52
	Whirlpool Corp.	329	35
	Winnebago Industries, Inc.	445	26
			284
	Health Care—7.6%
*	Acadia Healthcare Co., Inc.	632	40
	Encompass Health Corp.	387	37
*	Haemonetics Corp.	515	41
	Labcorp Holdings, Inc.	201	45
*	Lantheus Holdings, Inc.	399	44
	Teleflex, Inc.	202	50
			257
	Materials—7.1%
*	Axalta Coating Systems Ltd.†	1,249	45
	Commercial Metals Co.	838	46
	Crown Holdings, Inc.	445	43
	Greif, Inc.	528	33
	Royal Gold, Inc.	192	27
	Silgan Holdings, Inc.	890	47
			241
	Consumer Staples—5.2%
	Ingredion, Inc.	332	46
	Molson Coors Beverage Co.	775	45
*	TreeHouse Foods, Inc.	1,057	44
*	U.S. Foods Holding Corp.	686	42
			177
	Energy—5.0%
*	Expro Group Holdings NV†	1,772	31
	Matador Resources Co.	724	36
	PBF Energy, Inc.	685	21
	Permian Resources Corp.	2,957	40
	SM Energy Co.	1,032	41
			169
	Utilities—3.4%
	NiSource, Inc.	1,201	42
	Northwestern Energy Group, Inc.	585	33
	Spire, Inc.	620	42
			117
See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Communication Services—1.2%
John Wiley & Sons, Inc.	884	$42
Total Common Stocks—98.3% (cost $3,176)		3,345
Total Investments—98.3% (cost $3,176)		3,345
Cash and other assets, less liabilities—1.7%		58
Net Assets—100.0%		$3,403

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$3,345	$—	$—	$3,345
See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—24.5%
*	Acadia Healthcare Co., Inc.	189,469	$12,014
*	Alignment Healthcare, Inc.	677,328	8,006
*	Amicus Therapeutics, Inc.	1,031,130	11,012
*	BioLife Solutions, Inc.	394,165	9,870
*	Blueprint Medicines Corp.	107,160	9,912
*	Certara, Inc.	544,693	6,378
*	Doximity, Inc.	375,060	16,341
	Encompass Health Corp.	167,010	16,140
*	Establishment Labs Holdings, Inc.†	193,625	8,378
*	Globus Medical, Inc.	126,023	9,016
*	Insmed, Inc.	178,980	13,066
*	Inspire Medical Systems, Inc.	59,850	12,631
*	Ligand Pharmaceuticals, Inc.	70,620	7,068
*	Merit Medical Systems, Inc.	111,150	10,985
*	Neogen Corp.	572,790	9,629
*	OmniAb, Inc. 12.50 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
*	OmniAb, Inc. 15.00 Earnout (Acquired 11/02/22, Cost $0)**,#	23,037	—
*	Penumbra, Inc.	46,740	9,082
*	PROCEPT BioRobotics Corp.	72,960	5,846
*	RxSight, Inc.	85,500	4,226
*	Treace Medical Concepts, Inc.	821,314	4,764
*	Twist Bioscience Corp.	254,336	11,491
*	Veracyte, Inc.	278,730	9,488
*	Vericel Corp.	259,809	10,977
			216,320
	Information Technology—18.7%
*	Agilysys, Inc.	90,117	9,820
*	Alarm.com Holdings, Inc.	193,800	10,595
*	Ambarella, Inc.†	145,920	8,231
*	Clearwater Analytics Holdings, Inc.	454,691	11,481
	Cognex Corp.	207,480	8,403
*	Confluent, Inc.	405,270	8,259
*	Credo Technology Group Holding Ltd.	217,170	6,689
*	Diebold Nixdorf, Inc.	48,345	2,159
*	Guidewire Software, Inc.	62,700	11,470
*	JFrog Ltd.†	277,020	8,045
*	Novanta, Inc.†	77,520	13,870
*	PDF Solutions, Inc.	276,111	8,747
*	SiTime Corp.	59,165	10,147
*	Varonis Systems, Inc.	224,410	12,679
*	Vertex, Inc.	289,443	11,147
*	Workiva, Inc.	112,290	8,884
*	Zeta Global Holdings Corp.	492,480	14,691
			165,317
	Industrials—18.2%
*	ACV Auctions, Inc.	731,310	14,868
	Albany International Corp.	119,135	10,585
	Brink's Co.	189,526	21,917
	BWX Technologies, Inc.	199,667	21,704
*	Casella Waste Systems, Inc.	202,920	20,188
*	Chart Industries, Inc.	56,656	7,033
*	Kornit Digital Ltd.†	391,195	10,106
*	Mercury Systems, Inc.	335,506	12,414
*	Montrose Environmental Group, Inc.	176,758	4,649
	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
*	Shoals Technologies Group, Inc.	640,966	$3,596
	Tecnoglass, Inc.†	184,110	12,641
*	Verra Mobility Corp.	446,029	12,404
*	WNS Holdings Ltd.†	168,150	8,863
			160,968
	Consumer Discretionary—12.4%
	Arhaus, Inc.	430,920	5,305
*	Boot Barn Holdings, Inc.	45,374	7,590
	Cheesecake Factory, Inc.	227,430	9,222
*	Dutch Bros, Inc.	116,280	3,724
*	Fox Factory Holding Corp.	217,740	9,036
*	Garrett Motion, Inc.	1,451,790	11,876
	Golden Entertainment, Inc.	228,000	7,248
*	Modine Manufacturing Co.	36,480	4,844
*	OneSpaWorld Holdings Ltd.†	583,110	9,627
*	Planet Fitness, Inc.	129,960	10,555
*	Revolve Group, Inc.	182,627	4,526
*	Skyline Champion Corp.	176,130	16,706
	Winmark Corp	24,742	9,475
			109,734
	Financials—7.6%
*	Baldwin Insurance Group, Inc.	273,801	13,635
*	Donnelley Financial Solutions, Inc.	110,580	7,280
*	Euronet Worldwide, Inc.	97,313	9,656
*	Flywire Corp.	556,320	9,118
	StepStone Group, Inc.	144,780	8,228
	Virtu Financial, Inc.	157,962	4,812
	Western Alliance Bancorp	172,025	14,878
			67,607
	Energy—4.5%
*	Antero Resources Corp.	245,670	7,038
*	Green Plains, Inc.	345,932	4,684
	New Fortress Energy, Inc.	530,970	4,826
	TechnipFMC PLC†	236,090	6,193
*	Weatherford International PLC†	99,750	8,471
	Whitecap Resources, Inc.	1,124,040	8,363
			39,575
	Materials—3.8%
	Balchem Corp.	80,940	14,245
	Orion SA†	494,877	8,814
	U.S. Lime & Minerals, Inc.	106,590	10,410
			33,469
	Consumer Staples—3.4%
*	e.l.f. Beauty, Inc.	50,450	5,501
	Primo Water Corp.	350,550	8,851
*	Vita Coco Co., Inc.	263,910	7,471
*	Vital Farms, Inc.	242,820	8,516
			30,339
	Real Estate—2.4%
	Colliers International Group, Inc.	45,768	6,948
	FirstService Corp.	77,237	14,093
			21,041
See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Communication Services—1.4%
*	Gogo, Inc.	718,770	$5,161
*	ZipRecruiter, Inc.	716,490	6,807
			11,968
	Total Common Stocks—96.9% (cost $711,364)		856,338

Exchange-Traded Funds
Exchange-Traded Funds—1.0%
iShares Russell 2000 Growth ETF	31,180	8,855
Total Exchange-Traded Funds—1.0% (cost $8,293)		8,855

Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $16,975, collateralized by U.S. Treasury Bond, 4.250%, due 05/15/39, valued at $17,314	$16,974	16,974
Total Repurchase Agreements—1.9% (cost $16,974)		16,974
Total Investments—99.8% (cost $736,631)		882,167
Cash and other assets, less liabilities—0.2%		1,769
Net Assets—100.0%		$883,936

ETF	Exchange-Traded Fund
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
**	Fair valued pursuant to the Fund's Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at September 30, 2024.
#
Investment in securities not registered under the Securities Act of
1933 (excluding securities acquired pursuant to Rule 144A and
Regulation S). The value of such restricted securities represents
0.00% of the Fund’s net assets at September 30, 2024.

As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$856,338	$—	$—	$856,338
Repurchase Agreements	—	16,974	—	16,974
Exchange-Traded Funds	8,855	—	—	8,855
Total Investments in Securities	$865,193	$16,974	$—	$882,167
See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—23.0%
	ABM Industries, Inc.	306,267	$16,159
	Air Lease Corp.	250,628	11,351
	Albany International Corp.	142,769	12,685
	Armstrong World Industries, Inc.	102,194	13,431
	Brady Corp.	176,053	13,491
*	Conduent, Inc.	2,386,013	9,616
	CSG Systems International, Inc.	258,489	12,575
	Deluxe Corp.	481,468	9,384
	ESCO Technologies, Inc.	113,690	14,664
*	GrafTech International Ltd.	1,684,901	2,224
	Granite Construction, Inc.	127,908	10,140
	Hillenbrand, Inc.	294,322	8,182
	Hub Group, Inc.	312,356	14,197
*	Huron Consulting Group, Inc.	97,021	10,546
*	Janus International Group, Inc.	997,589	10,086
	Korn Ferry	178,013	13,394
	Marten Transport Ltd.	563,100	9,967
	Maximus, Inc.	163,564	15,238
	MillerKnoll, Inc.	360,459	8,925
*	OPENLANE, Inc.	558,509	9,428
	Rush Enterprises, Inc.	294,597	15,563
	Tecnoglass, Inc.†	244,935	16,817
	Terex Corp.	195,314	10,334
*	Thermon Group Holdings, Inc.	331,334	9,887
*	Titan Machinery, Inc.	348,123	4,849
	Werner Enterprises, Inc.	277,562	10,711
*	WNS Holdings Ltd.†	238,002	12,545
			306,389
	Financials—20.8%
	Ameris Bancorp	295,271	18,422
	Atlantic Union Bankshares Corp.	298,706	11,252
	Banc Of California, Inc.	962,529	14,178
	Brightsphere Investment Group, Inc.	448,862	11,401
	Columbia Banking System, Inc.	663,947	17,336
	Compass Diversified Holdings	700,654	15,506
	Eastern Bankshares, Inc.	936,934	15,356
	Enterprise Financial Services Corp.	261,184	13,388
	First Bancorp	300,578	12,501
	First Merchants Corp.	308,721	11,484
	Hancock Whitney Corp.	223,761	11,450
	MGIC Investment Corp.	513,883	13,155
	Old National Bancorp	778,253	14,522
	Pacific Premier Bancorp, Inc.	491,425	12,364
	Perella Weinberg Partners	466,230	9,003
	Pinnacle Financial Partners, Inc.	163,922	16,060
*	PRA Group, Inc.	396,392	8,863
	Seacoast Banking Corp. of Florida	437,225	11,652
	Stellar Bancorp, Inc.	412,862	10,689
*	Texas Capital Bancshares, Inc.	236,238	16,882
	WaFd, Inc.	349,720	12,188
			277,652
	Consumer Discretionary—13.7%
*	Adient PLC†	309,877	6,994
	Bloomin' Brands, Inc.	625,377	10,337
	Carter's, Inc.	199,930	12,991
	Cracker Barrel Old Country Store, Inc.	114,713	5,202
	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	El Pollo Loco Holdings, Inc.	528,747	$7,244
	Golden Entertainment, Inc.	353,330	11,232
*	Helen of Troy Ltd.†	166,251	10,283
	La-Z-Boy, Inc.	376,429	16,160
	Monro, Inc.	423,667	12,227
	Oxford Industries, Inc.	138,486	12,015
	Standard Motor Products, Inc.	351,059	11,655
	Steven Madden Ltd.	288,492	14,133
*	Taylor Morrison Home Corp.	292,110	20,524
*	Tri Pointe Homes, Inc.	428,217	19,403
*	Universal Electronics, Inc.	198,757	1,835
	Winnebago Industries, Inc.	185,549	10,782
			183,017
	Real Estate—10.8%
	CareTrust REIT, Inc.	589,385	18,188
	DigitalBridge Group, Inc.	909,036	12,845
	Elme Communities	724,677	12,747
	Empire State Realty Trust, Inc.	1,399,013	15,501
	Four Corners Property Trust, Inc.	522,908	15,327
	Kite Realty Group Trust	729,077	19,364
	LXP Industrial Trust	1,508,669	15,162
	Pebblebrook Hotel Trust	813,720	10,766
	Sunstone Hotel Investors, Inc.	897,707	9,264
	UMH Properties, Inc.	749,173	14,736
			143,900
	Information Technology—10.7%
	ADTRAN Holdings, Inc.	1,754,739	10,406
	AudioCodes Ltd.†	55,401	539
	Avnet, Inc.	274,135	14,888
	Belden, Inc.	156,635	18,347
*	Cognyte Software Ltd.†	1,031,094	7,001
*	Diodes, Inc.	178,661	11,450
*	Extreme Networks, Inc.	808,946	12,159
*	Knowles Corp.	837,318	15,097
	Kulicke & Soffa Industries, Inc.	265,675	11,990
*	Sanmina Corp.	146,429	10,023
*	Tower Semiconductor Ltd.†	390,678	17,291
*	Verint Systems, Inc.	526,992	13,349
			142,540
	Energy—5.2%
*	Expro Group Holdings NV†	788,309	13,536
*	Gulfport Energy Corp.	95,964	14,524
*	Innovex International, Inc.	510,423	7,493
	Matador Resources Co.	206,418	10,201
	PBF Energy, Inc.	268,038	8,296
	SM Energy Co.	374,358	14,963
			69,013
	Materials—4.7%
	Commercial Metals Co.	255,835	14,061
*	Ecovyst, Inc.	1,363,163	9,338
	Greif, Inc.	201,319	12,615
*	Lithium Americas Argentina Corp.	1,222,240	3,984
	Myers Industries, Inc.	514,973	7,117
See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Materials—(continued)
	Orion SA†	546,747	$9,738
	Ryerson Holding Corp.	323,327	6,437
			63,290
	Health Care—3.8%
*	ANI Pharmaceuticals, Inc.	183,086	10,923
*	Avanos Medical, Inc.	532,033	12,785
*	Haemonetics Corp.	131,931	10,604
*	Lantheus Holdings, Inc.	142,570	15,647
			49,959
	Consumer Staples—2.4%
*	Central Garden & Pet Co.	294,422	9,245
	Edgewell Personal Care Co.	241,320	8,769
*	TreeHouse Foods, Inc.	337,676	14,176
			32,190
	Utilities—1.8%
	Northwestern Energy Group, Inc.	206,160	11,796
	Spire, Inc.	171,849	11,564
			23,360
	Communication Services—1.4%
	John Wiley & Sons, Inc.	394,778	19,048
	Total Common Stocks—98.3% (cost $1,204,754)		1,310,358

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $21,749, collateralized by U.S. Treasury Bond, 4.250%, due 05/15/39, valued at $22,183	$21,748	$21,748
Total Repurchase Agreements—1.6% (cost $21,748)		21,748
Total Investments—99.9% (cost $1,226,502)		1,332,106
Cash and other assets, less liabilities—0.1%		1,264
Net Assets—100.0%		$1,333,370

PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
†	U.S. listed foreign security
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,310,358	$—	$—	$1,310,358
Repurchase Agreements	—	21,748	—	21,748
Total Investments in Securities	$1,310,358	$21,748	$—	$1,332,106
See accompanying Notes to Portfolio of Investments.

Global Leaders Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—58.0%
	United States—58.0%
	Advanced Drainage Systems, Inc. (Building Products)	4,742	$745
*	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,531	415
	Alphabet, Inc.—Class A (Interactive Media & Services)	16,880	2,800
*	Amazon.com, Inc. (Multiline Retail)	14,196	2,645
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,944	595
*	Arista Networks, Inc. (Communications Equipment)	1,129	433
	Booz Allen Hamilton Holding Corp. (Professional Services)	6,372	1,037
	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,402	932
*	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	14,232	820
*	Copart, Inc. (Commercial Services & Supplies)	26,035	1,364
	Crown Holdings, Inc. (Containers & Packaging)	8,473	812
	Eli Lilly & Co. (Pharmaceuticals)	694	615
	Graco, Inc. (Machinery)	6,653	582
*	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)	1,396	705
	Intercontinental Exchange, Inc. (Capital Markets)	7,690	1,235
	Intuit, Inc. (Software)	1,541	957
*	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)	2,428	1,193
	Mastercard, Inc. (Diversified Financial Services)	5,358	2,646
	Merck & Co., Inc. (Pharmaceuticals)	6,970	792
	Meta Platforms, Inc. (Interactive Media & Services)	3,760	2,152
	Microsoft Corp. (Software)	11,212	4,825
*	Monster Beverage Corp. (Beverages)	16,071	839
	Murphy USA, Inc. (Specialty Retail)	1,900	937
	NextEra Energy, Inc. (Electric Utilities)	9,158	774
	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	23,556	2,861
	Old Dominion Freight Line, Inc. (Road & Rail)	6,517	1,295
*	O'Reilly Automotive, Inc. (Specialty Retail)	647	745
	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—(continued)
	United States—(continued)
*	Palo Alto Networks, Inc. (Software)	1,474	$504
	Progressive Corp. (Insurance)	3,702	939
*	ServiceNow, Inc. (Software)	1,208	1,080
*	Synopsys, Inc. (Software)	1,450	734
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,516	726
*	Ulta Beauty, Inc. (Specialty Retail)	2,164	842
*	Vertex Pharmaceuticals, Inc. (Biotechnology)	2,025	942
	Vulcan Materials Co. (Construction Materials)	4,066	1,018
	Walmart, Inc. (Food & Staples Retailing)	6,404	517
	Watsco, Inc. (Trading Companies & Distributors)	1,966	967
	West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	2,116	635
	Zoetis, Inc. (Pharmaceuticals)	5,747	1,123
	Europe Ex-U.K.—26.8%
	Denmark—3.9%
	DSV AS (Air Freight & Logistics)	5,404	1,116
	Novo Nordisk AS (Pharmaceuticals)	16,576	1,947
			3,063
	France—9.5%
	Airbus SE (Aerospace & Defense)	8,333	1,217
	Hermes International SCA (Textiles, Apparel & Luxury Goods)	716	1,759
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,173	899
	Schneider Electric SE (Electrical Equipment)	5,173	1,360
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	23,097	1,504
	Vinci SA (Construction & Engineering)	6,832	798
			7,537
	Germany—1.9%
	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	15,120	530
	MTU Aero Engines AG (Aerospace & Defense)	3,077	959
			1,489
	Ireland—5.6%
	Accenture PLC† (IT Services)	2,968	1,049
See accompanying Notes to Portfolio of Investments.

Global Leaders Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Ireland—(continued)
*	ICON PLC† (Life Sciences Tools & Services)	2,828	$813
	Linde PLC† (Chemicals)	2,744	1,308
	Trane Technologies PLC† (Building Products)	3,309	1,286
			4,456
	Italy—1.4%
	Ferrari NV† (Automobiles)	2,343	1,102
	Netherlands—1.3%
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,210	1,004
	Sweden—1.5%
	Atlas Copco AB (Machinery)	62,107	1,201
	Switzerland—1.7%
	Partners Group Holding AG (Capital Markets)	887	1,331
	United Kingdom—6.9%
	3i Group PLC (Capital Markets)	19,569	865
	BAE Systems PLC (Aerospace & Defense)	63,065	1,043
	Compass Group PLC (Hotels, Restaurants & Leisure)	47,173	1,510
	Experian PLC (Professional Services)	20,390	1,072
	Halma PLC (Electronic Equipment, Instruments & Components)	27,539	960
	Emerging Asia—5.7%
	India—2.7%
	HDFC Bank Ltd.—ADR (Banks)	19,588	1,225
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	24,845	877
			2,102
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—(continued)
Taiwan—3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	13,730	$2,385
Japan—1.0%
Keyence Corp. (Electronic Equipment, Instruments & Components)	1,600	761
Total Common Stocks—98.4% (cost $53,641)		77,659

Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $1,241, collateralized by U.S. Treasury Bond, 4.375%, due 05/15/40, valued at $1,266	$1,241	1,241
Total Repurchase Agreements—1.6% (cost $1,241)		1,241
Total Investments—100.0% (cost $54,882)		78,900
Cash and other assets, less liabilities—0.0%		31
Net Assets—100.0%		$78,931

ADR	American Depositary Deposit
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$77,659	$—	$—	$77,659
Repurchase Agreements	—	1,241	—	1,241
Total Investments in Securities	$77,659	$1,241	$—	$78,900
See accompanying Notes to Portfolio of Investments.

International Leaders Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—41.3%
	Denmark—4.3%
	DSV AS (Air Freight & Logistics)	56,159	$11,594
	Novo Nordisk AS (Pharmaceuticals)	335,839	39,459
			51,053
	France—10.2%
	Airbus SE (Aerospace & Defense)	71,797	10,487
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	17,107	13,111
	Safran SA (Aerospace & Defense)	87,449	20,549
	Schneider Electric SE (Electrical Equipment)	98,577	25,919
	Thales SA (Aerospace & Defense)	87,865	13,942
	TotalEnergies SE (Oil, Gas & Consumable Fuels)	346,045	22,534
	Vinci SA (Construction & Engineering)	123,321	14,407
			120,949
	Germany—3.8%
	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	320,413	11,221
	SAP SE (Software)	110,120	25,055
	Symrise AG (Chemicals)	61,005	8,427
			44,703
	Ireland—4.9%
*	ICON PLC† (Life Sciences Tools & Services)	83,023	23,853
	Kingspan Group PLC (Building Products)	159,434	14,970
	Linde PLC† (Chemicals)	41,856	19,960
			58,783
	Italy—1.6%
	Ferrari NV† (Automobiles)	36,784	17,292
	Moncler SpA (Textiles, Apparel & Luxury Goods)	21,423	1,360
			18,652
	Netherlands—2.4%
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	30,996	25,725
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	26,960	3,408
			29,133
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Spain—3.7%
	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	274,131	$19,810
	Industria de Diseno Textil SA (Specialty Retail)	415,462	24,576
			44,386
	Sweden—1.8%
	Atlas Copco AB (Machinery)	1,130,896	21,876
	Switzerland—8.6%
	ABB Ltd. (Electrical Equipment)	333,931	19,329
	Lonza Group AG (Life Sciences Tools & Services)	36,378	22,978
	Partners Group Holding AG (Capital Markets)	12,168	18,259
	Sandoz Group AG (Pharmaceuticals)	532,366	22,186
	Sika AG (Chemicals)	59,780	19,784
			102,536
	United Kingdom—16.2%
	3i Group PLC (Capital Markets)	446,342	19,722
	AstraZeneca PLC (Pharmaceuticals)	177,008	27,423
	BAE Systems PLC (Aerospace & Defense)	1,271,735	21,041
	Compass Group PLC (Hotels, Restaurants & Leisure)	869,420	27,827
	Experian PLC (Professional Services)	357,606	18,794
	Haleon PLC (Personal Products)	3,641,674	19,129
	Halma PLC (Electronic Equipment, Instruments & Components)	379,500	13,232
	London Stock Exchange Group PLC (Capital Markets)	205,348	28,058
	RELX PLC (Professional Services)	372,906	17,495
	Emerging Asia—15.2%
	China—1.2%
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	217,600	13,744
	India—6.8%
	HDFC Bank Ltd. (Banks)	1,052,626	21,756
	Hindustan Unilever Ltd. (Personal Products)	382,177	13,496
	ICICI Bank Ltd. (Banks)	1,089,470	16,562
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	821,168	28,985
			80,799
See accompanying Notes to Portfolio of Investments.

International Leaders Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
South Korea—2.6%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	383,902	$18,055
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	99,029	13,222
		31,277
Taiwan—4.6%
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	429,000	15,928
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,284,000	38,829
		54,757
Japan—13.0%
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	391,600	18,887
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	572,700	18,764
Hoya Corp. (Health Care Equipment & Supplies)	204,400	28,138
ITOCHU Corp. (Trading Companies & Distributors)	187,400	10,011
Keyence Corp. (Electronic Equipment, Instruments & Components)	34,600	16,457
Shin-Etsu Chemical Co. Ltd. (Chemicals)	353,700	14,709
Sumitomo Mitsui Financial Group, Inc. (Banks)	601,200	12,737
Tokio Marine Holdings, Inc. (Insurance)	556,800	20,265
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	82,900	14,587
Western Hemisphere—7.6%
Canada—7.6%
Canadian Pacific Kansas City Ltd. (Road & Rail)	133,855	11,450
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Western Hemisphere—(continued)
	Canada—(continued)
	Constellation Software, Inc. (Software)	7,323	$23,824
	Dollarama, Inc. (Multiline Retail)	191,473	19,614
	Intact Financial Corp. (Insurance)	117,560	22,574
*	Shopify, Inc. (IT Services)	168,844	13,531
	Emerging Latin America—3.4%
	Brazil—3.4%
	Itau Unibanco Holding SA.—ADR (Banks)	2,141,924	14,244
*	MercadoLibre, Inc. (Multiline Retail)	12,910	26,491
	Total Common Stocks—96.7% (cost $867,504)		1,151,652

Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $36,749, collateralized by U.S. Treasury Notes, 3.375% - 3.875%, due 09/15/27 - 11/30/27, valued at $37,482	$36,747	36,747
Total Repurchase Agreements—3.1% (cost $36,747)		36,747
Total Investments—99.8% (cost $904,251)		1,188,399
Cash and other assets, less liabilities—0.2%		2,784
Net Assets—100.0%		$1,191,183

ADR	American Depositary Deposit
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,151,652	$—	$—	$1,151,652
Repurchase Agreements	—	36,747	—	36,747
Total Investments in Securities	$1,151,652	$36,747	$—	$1,188,399
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks
Europe Ex-U.K.—40.3%
Belgium—0.1%
D'ieteren Group (Distributors)	10,552	$2,231
Denmark—3.1%
DSV AS (Air Freight & Logistics)	74,759	15,434
Novo Nordisk AS (Pharmaceuticals)	270,715	31,807
		47,241
Finland—0.3%
Metso OYJ (Machinery)	226,695	2,422
Valmet OYJ (Machinery)	72,489	2,321
		4,743
France—10.0%
Airbus SE (Aerospace & Defense)	81,049	11,839
Capgemini SE (IT Services)	44,042	9,508
Dassault Systemes SE (Software)	198,441	7,870
Hermes International SCA (Textiles, Apparel & Luxury Goods)	7,879	19,348
L'Oreal SA (Personal Products)	17,105	7,655
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	25,082	19,223
Publicis Groupe SA (Media)	90,366	9,878
Safran SA (Aerospace & Defense)	85,889	20,183
Schneider Electric SE (Electrical Equipment)	61,596	16,195
Thales SA (Aerospace & Defense)	94,789	15,041
TotalEnergies SE (Oil, Gas & Consumable Fuels)	224,014	14,588
VusionGroup (Electronic Equipment, Instruments & Components)	16,236	2,783
		154,111
Germany—5.2%
CTS Eventim AG & Co. KGaA (Entertainment)	84,030	8,732
Hannover Rueck SE (Insurance)	41,370	11,794
MTU Aero Engines AG (Aerospace & Defense)	51,840	16,157
Nemetschek SE (Software)	35,239	3,648
SAP SE (Software)	124,137	28,245
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	Siltronic AG (Semiconductors & Semiconductor Equipment)	21,450	$1,632
	Symrise AG (Chemicals)	68,481	9,460
			79,668
	Ireland—4.1%
	Accenture PLC† (IT Services)	39,128	13,831
*	ICON PLC† (Life Sciences Tools & Services)	61,318	17,617
	Kingspan Group PLC (Building Products)	131,295	12,328
	Linde PLC† (Chemicals)	41,212	19,653
			63,429
	Israel—0.8%
*	Teva Pharmaceutical Industries Ltd—ADR (Pharmaceuticals)	653,248	11,772
	Italy—1.5%
	Azimut Holding SpA (Capital Markets)	82,815	2,137
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	52,887	5,696
	Ferrari NV† (Automobiles)	21,635	10,171
	Moncler SpA (Textiles, Apparel & Luxury Goods)	75,493	4,791
			22,795
	Netherlands—3.4%
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	28,156	23,368
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	30,923	3,909
	Euronext NV (Capital Markets)	59,120	6,413
	IMCD NV (Trading Companies & Distributors)	42,360	7,351
	Wolters Kluwer NV (Professional Services)	69,600	11,722
			52,763
	Norway—0.2%
	Kongsberg Gruppen ASA (Aerospace & Defense)	26,529	2,594
	Spain—1.5%
	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	120,343	8,697
	Industria de Diseno Textil SA (Specialty Retail)	250,238	14,802
			23,499
	Sweden—3.0%
	AddTech AB (Trading Companies & Distributors)	88,456	2,649
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Sweden—(continued)
	Atlas Copco AB (Machinery)	627,903	$12,146
	Beijer Ref AB (Trading Companies & Distributors)	535,947	8,810
	Evolution AB (Hotels, Restaurants & Leisure)	29,469	2,896
	Hemnet Group AB (Interactive Media & Services)	131,088	4,825
	Hexagon AB (Electronic Equipment, Instruments & Components)	221,509	2,382
	Indutrade AB (Machinery)	211,266	6,565
	Lifco AB (Industrial Conglomerates)	207,126	6,816
			47,089
	Switzerland—7.1%
	ABB Ltd. (Electrical Equipment)	199,185	11,530
	Belimo Holding AG (Building Products)	8,670	6,182
	Chocoladefabriken Lindt & Spruengli AG (Food Products)	453	5,840
	Chubb Ltd.† (Insurance)	27,404	7,903
	Galenica AG (Health Care Providers & Services)	44,230	3,891
	Lonza Group AG (Life Sciences Tools & Services)	30,392	19,197
	Partners Group Holding AG (Capital Markets)	7,863	11,799
	Sandoz Group AG (Pharmaceuticals)	418,175	17,427
	Siegfried Holding AG (Life Sciences Tools & Services)	4,742	6,376
	Sika AG (Chemicals)	35,922	11,888
	VAT Group AG (Machinery)	13,299	6,769
			108,802
	Emerging Asia—17.7%
	China—2.9%
	Airtac International Group (Machinery)	93,713	2,703
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	518,610	4,308
*	Meituan (Hotels, Restaurants & Leisure)	553,300	12,242
	Tencent Holdings Ltd. (Interactive Media & Services)	346,600	19,823
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	89,250	5,637
			44,713
	India—6.2%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	29,896	2,569
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Britannia Industries Ltd. (Food Products)	46,624	$3,527
	Havells India Ltd. (Electrical Equipment)	210,344	5,071
	HDFC Bank Ltd. (Banks)	655,058	13,539
	ICICI Bank Ltd. (Banks)	769,918	11,704
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	514,110	4,211
*	InterGlobe Aviation Ltd. (Airlines)	105,046	6,001
	Mahindra & Mahindra Ltd. (Automobiles)	313,420	11,650
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	229,904	2,730
	Nestle India Ltd. (Food Products)	74,021	2,382
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	427,756	15,099
	Tata Consultancy Services Ltd. (IT Services)	143,384	7,308
	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	55,475	2,534
	Trent Ltd. (Specialty Retail)	58,328	5,262
	Varun Beverages Ltd. (Beverages)	311,810	2,261
			95,848
	Indonesia—1.8%
	Bank Central Asia Tbk. PT (Banks)	28,825,100	19,658
*	Sea Ltd.—ADR (Entertainment)	81,251	7,660
			27,318
	South Korea—2.1%
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	13,864	3,149
*	Hanwha Industrial Solutions Co. Ltd. (Electrical Equipment)	15,356	391
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	378,705	17,810
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	76,776	10,251
			31,601
	Taiwan—4.7%
	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	38,000	2,372
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	369,000	4,437
	Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	42,000	1,460
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
Taiwan—(continued)
Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	157,000	$2,257
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	222,000	8,243
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	284,726	49,448
Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	357,000	1,624
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	47,000	2,547
		72,388
United Kingdom—15.0%
3i Group PLC (Capital Markets)	519,941	22,974
AstraZeneca PLC (Pharmaceuticals)	139,890	21,673
BAE Systems PLC (Aerospace & Defense)	937,020	15,503
Beazley PLC (Insurance)	469,143	4,773
Bunzl PLC (Trading Companies & Distributors)	146,003	6,898
Compass Group PLC (Hotels, Restaurants & Leisure)	521,321	16,686
ConvaTec Group PLC (Health Care Equipment & Supplies)	2,277,738	6,913
Diploma PLC (Trading Companies & Distributors)	168,647	9,997
Experian PLC (Professional Services)	253,083	13,301
Greggs PLC (Hotels, Restaurants & Leisure)	115,846	4,838
Haleon PLC (Personal Products)	2,518,952	13,232
Halma PLC (Electronic Equipment, Instruments & Components)	393,436	13,718
Hill & Smith PLC (Metals & Mining)	75,301	2,064
Intermediate Capital Group PLC (Capital Markets)	291,703	8,689
London Stock Exchange Group PLC (Capital Markets)	170,279	23,266
RELX PLC (Professional Services)	280,972	13,181
Rotork PLC (Machinery)	952,685	4,247
Smith & Nephew PLC (Health Care Equipment & Supplies)	486,612	7,534
Softcat PLC (IT Services)	133,223	2,764
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	Spirax-Sarco Engineering PLC (Machinery)	23,787	$2,390
	Unilever PLC (Personal Products)	190,774	12,342
	Weir Group PLC (Machinery)	116,224	3,366
	Japan—13.6%
	Advantest Corp. (Semiconductors & Semiconductor Equipment)	203,800	9,559
	BayCurrent Consulting, Inc. (Professional Services)	79,500	2,934
	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	298,900	14,416
	Daifuku Co. Ltd. (Machinery)	333,800	6,414
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	367,300	12,034
	Disco Corp. (Semiconductors & Semiconductor Equipment)	27,800	7,251
	Harmonic Drive Systems, Inc. (Machinery)	98,000	2,410
	Hoya Corp. (Health Care Equipment & Supplies)	87,300	12,018
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	141,800	2,980
	ITOCHU Corp. (Trading Companies & Distributors)	161,100	8,606
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	131,500	2,845
	Japan Exchange Group, Inc. (Capital Markets)	553,800	7,150
	Keyence Corp. (Electronic Equipment, Instruments & Components)	45,300	21,546
	Kokusai Electric Corp. (Semiconductors & Semiconductor Equipment)	66,600	1,474
	Kurita Water Industries Ltd. (Machinery)	69,400	2,977
	MatsukiyoCocokara & Co. (Food & Staples Retailing)	228,900	3,747
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	408,200	6,809
	Nomura Research Institute Ltd. (IT Services)	121,700	4,488
	Pan Pacific International Holdings Corp. (Multiline Retail)	359,100	9,232
	Rakus Co. Ltd. (Software)	138,800	2,160
*	Rakuten Bank Ltd. (Banks)	100,600	2,257
	Recruit Holdings Co. Ltd. (Professional Services)	126,200	7,644
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	24,600	$1,707
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	224,700	9,344
	SMC Corp. (Machinery)	15,100	6,687
	Sumitomo Mitsui Financial Group, Inc. (Banks)	552,000	11,695
	Sundrug Co. Ltd. (Food & Staples Retailing)	89,100	2,625
	TechnoPro Holdings, Inc. (Professional Services)	163,800	3,167
	Tokio Marine Holdings, Inc. (Insurance)	387,900	14,118
	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	47,900	8,429
	Western Hemisphere—6.9%
	Bermuda—0.5%
*	Arch Capital Group Ltd.† (Insurance)	68,804	7,698
	Canada—6.4%
	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	113,156	6,256
	Boyd Group Services, Inc. (Commercial Services & Supplies)	12,692	1,923
	Cameco Corp. (Oil, Gas & Consumable Fuels)	135,003	6,448
	Canadian Pacific Kansas City Ltd. (Road & Rail)	175,888	15,045
	Constellation Software, Inc. (Software)	4,752	15,460
	Dollarama, Inc. (Multiline Retail)	144,026	14,753
	Intact Financial Corp. (Insurance)	84,474	16,221
	Parkland Corp. (Oil, Gas & Consumable Fuels)	136,390	3,516
*	Shopify, Inc. (IT Services)	68,286	5,472
	TFI International, Inc. (Road & Rail)	42,738	5,854
	Toromont Industries Ltd. (Trading Companies & Distributors)	85,304	8,327
			99,275
	Emerging Latin America—2.8%
	Brazil—1.9%
*	MercadoLibre, Inc. (Multiline Retail)	8,422	17,282
	Raia Drogasil SA (Food & Staples Retailing)	681,764	3,190
	Rumo SA (Road & Rail)	901,600	3,310
	WEG SA (Electrical Equipment)	594,200	5,932
			29,714
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Latin America—(continued)
Mexico—0.7%
Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation Infrastructure)	10,181	$2,879
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	2,444,200	7,375
		10,254
Peru—0.2%
Credicorp Ltd.† (Banks)	18,288	3,309
Asia Ex-Japan—2.4%
Australia—1.2%
Goodman Group (Industrial REITs)	159,984	4,091
Pro Medicus Ltd. (Health Care Technology)	70,210	8,652
Steadfast Group Ltd. (Insurance)	738,652	2,896
Technology One Ltd. (Software)	207,483	3,423
		19,062
Hong Kong—0.3%
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	98,300	4,125
Singapore—0.9%
DBS Group Holdings Ltd. (Banks)	450,910	13,349
Emerging Europe, Mid-East, Africa—0.5%
South Africa—0.5%
Bid Corp. Ltd. (Food & Staples Retailing)	216,598	5,551
Clicks Group Ltd. (Food & Staples Retailing)	122,402	2,812
Total Common Stocks—99.2% (cost $1,077,063)		1,526,826

Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $17,750, collateralized by U.S. Treasury Note, 3.750%, due 12/31/30, valued at $18,104	$17,749	17,749
Total Repurchase Agreements—1.2% (cost $17,749)		17,749
Total Investments—100.4% (cost $1,094,812)		1,544,575
Liabilities, plus cash and other assets—(0.4)%		(6,089)
Net Assets—100.0%		$1,538,486

ADR	American Depositary Deposit
PLC	Public Limited Company
See accompanying Notes to Portfolio of Investments.

International Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
REITs	Real Estate Investment Trust

†	U.S. listed foreign security
*	Non-income producing security.
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,526,826	$—	$—	$1,526,826
Repurchase Agreements	—	17,749	—	17,749
Total Investments in Securities	$1,526,826	$17,749	$—	$1,544,575
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks
Europe Ex-U.K.—40.4%
Belgium—0.1%
D'ieteren Group (Distributors)	6,967	$1,473
Denmark—3.1%
DSV AS (Air Freight & Logistics)	49,023	10,121
Novo Nordisk AS (Pharmaceuticals)	177,519	20,857
		30,978
Finland—0.3%
Metso OYJ (Machinery)	149,707	1,600
Valmet OYJ (Machinery)	47,872	1,532
		3,132
France—10.0%
Airbus SE (Aerospace & Defense)	53,143	7,762
Capgemini SE (IT Services)	28,880	6,235
Dassault Systemes SE (Software)	129,913	5,152
Hermes International SCA (Textiles, Apparel & Luxury Goods)	5,168	12,691
L'Oreal SA (Personal Products)	11,219	5,021
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	16,451	12,608
Publicis Groupe SA (Media)	59,401	6,493
Safran SA (Aerospace & Defense)	56,321	13,235
Schneider Electric SE (Electrical Equipment)	40,391	10,620
Thales SA (Aerospace & Defense)	62,308	9,887
TotalEnergies SE (Oil, Gas & Consumable Fuels)	147,252	9,589
VusionGroup (Electronic Equipment, Instruments & Components)	10,722	1,838
		101,131
Germany—5.2%
CTS Eventim AG & Co. KGaA (Entertainment)	55,103	5,726
Hannover Rueck SE (Insurance)	27,129	7,734
MTU Aero Engines AG (Aerospace & Defense)	33,994	10,595
Nemetschek SE (Software)	23,107	2,392
SAP SE (Software)	81,759	18,603
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Germany—(continued)
	Siltronic AG (Semiconductors & Semiconductor Equipment)	14,165	$1,078
	Symrise AG (Chemicals)	44,906	6,203
			52,331
	Ireland—4.1%
	Accenture PLC† (IT Services)	25,658	9,070
*	ICON PLC† (Life Sciences Tools & Services)	40,383	11,602
	Kingspan Group PLC (Building Products)	86,096	8,084
	Linde PLC† (Chemicals)	27,090	12,918
			41,674
	Israel—0.8%
*	Teva Pharmaceutical Industries Ltd—ADR (Pharmaceuticals)	430,213	7,752
	Italy—1.5%
	Azimut Holding SpA (Capital Markets)	54,690	1,411
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	34,680	3,735
	Ferrari NV† (Automobiles)	14,184	6,668
	Moncler SpA (Textiles, Apparel & Luxury Goods)	49,505	3,142
			14,956
	Netherlands—3.4%
	ASML Holding NV (Semiconductors & Semiconductor Equipment)	18,543	15,390
	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	20,362	2,574
	Euronext NV (Capital Markets)	38,864	4,216
	IMCD NV (Trading Companies & Distributors)	27,777	4,820
	Wolters Kluwer NV (Professional Services)	45,639	7,687
			34,687
	Norway—0.2%
	Kongsberg Gruppen ASA (Aerospace & Defense)	17,520	1,713
	Spain—1.5%
	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	79,106	5,717
	Industria de Diseno Textil SA (Specialty Retail)	164,491	9,730
			15,447
	Sweden—3.1%
	AddTech AB (Trading Companies & Distributors)	58,401	1,749
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Sweden—(continued)
	Atlas Copco AB (Machinery)	411,706	$7,964
	Beijer Ref AB (Trading Companies & Distributors)	351,444	5,777
	Evolution AB (Hotels, Restaurants & Leisure)	19,343	1,901
	Hemnet Group AB (Interactive Media & Services)	85,960	3,164
	Hexagon AB (Electronic Equipment, Instruments & Components)	145,351	1,563
	Indutrade AB (Machinery)	138,537	4,305
	Lifco AB (Industrial Conglomerates)	135,822	4,470
			30,893
	Switzerland—7.1%
	ABB Ltd. (Electrical Equipment)	130,602	7,560
	Belimo Holding AG (Building Products)	5,700	4,065
	Chocoladefabriken Lindt & Spruengli AG (Food Products)	298	3,841
	Chubb Ltd. (Insurance)	17,988	5,188
	Galenica AG (Health Care Providers & Services)	29,003	2,551
	Lonza Group AG (Life Sciences Tools & Services)	20,016	12,643
	Partners Group Holding AG (Capital Markets)	5,157	7,738
	Sandoz Group AG (Pharmaceuticals)	275,400	11,477
	Siegfried Holding AG (Life Sciences Tools & Services)	3,112	4,184
	Sika AG (Chemicals)	23,556	7,796
	VAT Group AG (Machinery)	8,742	4,450
			71,493
	Emerging Asia—17.7%
	China—2.9%
	Airtac International Group (Machinery)	62,204	1,795
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	340,000	2,824
*	Meituan (Hotels, Restaurants & Leisure)	362,900	8,029
	Tencent Holdings Ltd. (Interactive Media & Services)	227,400	13,005
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	58,400	3,689
			29,342
	India—6.2%
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	19,744	1,696
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Britannia Industries Ltd. (Food Products)	30,790	$2,329
	Havells India Ltd. (Electrical Equipment)	137,932	3,325
	HDFC Bank Ltd. (Banks)	429,551	8,878
	ICICI Bank Ltd. (Banks)	504,823	7,674
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	338,669	2,774
*	InterGlobe Aviation Ltd. (Airlines)	68,884	3,936
	Mahindra & Mahindra Ltd. (Automobiles)	205,526	7,640
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	151,826	1,803
	Nestle India Ltd. (Food Products)	48,882	1,573
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	280,565	9,903
	Tata Consultancy Services Ltd. (IT Services)	94,024	4,792
	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	36,636	1,674
	Trent Ltd. (Specialty Retail)	38,249	3,451
	Varun Beverages Ltd. (Beverages)	205,915	1,493
			62,941
	Indonesia—1.8%
	Bank Central Asia Tbk. PT (Banks)	18,901,930	12,891
*	Sea Ltd.—ADR (Entertainment)	53,208	5,016
			17,907
	South Korea—2.1%
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	9,131	2,074
*	Hanwha Industrial Solutions Co. Ltd. (Electrical Equipment)	10,113	257
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	248,333	11,679
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	50,563	6,751
			20,761
	Taiwan—4.7%
	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	26,000	1,623
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	242,000	2,910
	Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	28,000	973
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
Taiwan—(continued)
Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	102,000	$1,466
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	146,000	5,421
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	186,833	32,447
Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	236,000	1,074
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	31,000	1,680
		47,594
United Kingdom—15.0%
3i Group PLC (Capital Markets)	340,948	15,065
AstraZeneca PLC (Pharmaceuticals)	91,961	14,247
BAE Systems PLC (Aerospace & Defense)	614,591	10,168
Beazley PLC (Insurance)	307,638	3,130
Bunzl PLC (Trading Companies & Distributors)	95,973	4,534
Compass Group PLC (Hotels, Restaurants & Leisure)	341,853	10,942
ConvaTec Group PLC (Health Care Equipment & Supplies)	1,493,614	4,533
Diploma PLC (Trading Companies & Distributors)	110,589	6,556
Experian PLC (Professional Services)	165,414	8,693
Greggs PLC (Hotels, Restaurants & Leisure)	75,966	3,173
Haleon PLC (Personal Products)	1,651,789	8,677
Halma PLC (Electronic Equipment, Instruments & Components)	257,993	8,996
Hill & Smith PLC (Metals & Mining)	49,592	1,359
Intermediate Capital Group PLC (Capital Markets)	191,747	5,712
London Stock Exchange Group PLC (Capital Markets)	111,686	15,260
RELX PLC (Professional Services)	184,246	8,644
Rotork PLC (Machinery)	624,718	2,785
Smith & Nephew PLC (Health Care Equipment & Supplies)	319,889	4,952
Softcat PLC (IT Services)	87,979	1,825
	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—(continued)
	Spirax-Sarco Engineering PLC (Machinery)	15,572	$1,564
	Unilever PLC (Personal Products)	125,402	8,113
	Weir Group PLC (Machinery)	76,753	2,223
	Japan—13.6%
	Advantest Corp. (Semiconductors & Semiconductor Equipment)	133,700	6,271
	BayCurrent Consulting, Inc. (Professional Services)	52,500	1,938
	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	196,000	9,453
	Daifuku Co. Ltd. (Machinery)	218,900	4,206
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	240,800	7,890
	Disco Corp. (Semiconductors & Semiconductor Equipment)	18,200	4,748
	Harmonic Drive Systems, Inc. (Machinery)	64,700	1,591
	Hoya Corp. (Health Care Equipment & Supplies)	57,500	7,915
	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	93,600	1,967
	ITOCHU Corp. (Trading Companies & Distributors)	105,900	5,657
	Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	86,800	1,878
	Japan Exchange Group, Inc. (Capital Markets)	363,200	4,689
	Keyence Corp. (Electronic Equipment, Instruments & Components)	29,700	14,126
	Kokusai Electric Corp. (Semiconductors & Semiconductor Equipment)	43,800	969
	Kurita Water Industries Ltd. (Machinery)	45,600	1,956
	MatsukiyoCocokara & Co. (Food & Staples Retailing)	150,100	2,457
	MonotaRO Co. Ltd. (Trading Companies & Distributors)	268,300	4,476
	Nomura Research Institute Ltd. (IT Services)	80,300	2,961
	Pan Pacific International Holdings Corp. (Multiline Retail)	235,800	6,062
	Rakus Co. Ltd. (Software)	91,600	1,426
*	Rakuten Bank Ltd. (Banks)	66,400	1,490
	Recruit Holdings Co. Ltd. (Professional Services)	82,800	5,015
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	16,200	$1,124
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	147,700	6,142
	SMC Corp. (Machinery)	9,900	4,384
	Sumitomo Mitsui Financial Group, Inc. (Banks)	361,200	7,653
	Sundrug Co. Ltd. (Food & Staples Retailing)	58,800	1,732
	TechnoPro Holdings, Inc. (Professional Services)	108,100	2,090
	Tokio Marine Holdings, Inc. (Insurance)	254,800	9,274
	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	31,500	5,543
	Western Hemisphere—6.9%
	Bermuda—0.5%
*	Arch Capital Group Ltd. (Insurance)	45,163	5,053
	Canada—6.4%
	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	74,381	4,112
	Boyd Group Services, Inc. (Commercial Services & Supplies)	8,382	1,270
	Cameco Corp. (Oil, Gas & Consumable Fuels)	88,527	4,228
	Canadian Pacific Kansas City Ltd. (Road & Rail)	115,338	9,866
	Constellation Software, Inc. (Software)	3,129	10,180
	Dollarama, Inc. (Multiline Retail)	94,435	9,674
	Intact Financial Corp. (Insurance)	55,531	10,663
	Parkland Corp. (Oil, Gas & Consumable Fuels)	89,436	2,305
*	Shopify, Inc. (IT Services)	44,887	3,597
	TFI International, Inc. (Road & Rail)	28,025	3,839
	Toromont Industries Ltd. (Trading Companies & Distributors)	55,937	5,460
			65,194
	Emerging Latin America—2.8%
	Brazil—1.9%
*	MercadoLibre, Inc. (Multiline Retail)	5,536	11,360
	Raia Drogasil SA (Food & Staples Retailing)	450,300	2,107
	Rumo SA (Road & Rail)	592,600	2,175
	WEG SA (Electrical Equipment)	389,600	3,890
			19,532
Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Latin America—(continued)
Mexico—0.7%
Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation Infrastructure)	6,723	$1,901
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,602,700	4,836
		6,737
Peru—0.2%
Credicorp Ltd.† (Banks)	12,077	2,185
Asia Ex-Japan—2.4%
Australia—1.2%
Goodman Group (Industrial REITs)	105,389	2,695
Pro Medicus Ltd. (Health Care Technology)	46,040	5,674
Steadfast Group Ltd. (Insurance)	484,344	1,899
Technology One Ltd. (Software)	137,020	2,260
		12,528
Hong Kong—0.3%
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	64,500	2,707
Singapore—0.9%
DBS Group Holdings Ltd. (Banks)	294,660	8,723
Emerging Europe, Mid-East, Africa—0.5%
South Africa—0.5%
Bid Corp. Ltd. (Food & Staples Retailing)	142,032	3,640
Clicks Group Ltd. (Food & Staples Retailing)	80,833	1,857
Total Common Stocks—99.3% (cost $719,134)		1,002,595

Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $11,467, collateralized by U.S. Treasury Bond, 4.375%, due 05/15/40, valued at $11,696	$11,467	11,467
Total Repurchase Agreements—1.1% (cost $11,467)		11,467
Total Investments—100.4% (cost $730,601)		1,014,062
Liabilities, plus cash and other assets—(0.4)%		(4,097)
Net Assets—100.0%		$1,009,965

ADR	American Depositary Deposit
PLC	Public Limited Company
See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
REITs	Real Estate Investment Trust

†	U.S. listed foreign security
*	Non-income producing security.
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,002,595	$—	$—	$1,002,595
Repurchase Agreements	—	11,467	—	11,467
Total Investments in Securities	$1,002,595	$11,467	$—	$1,014,062
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe Ex-U.K.—32.9%
	Belgium—2.1%
	Azelis Group NV (Trading Companies & Distributors)	38,969	$854
	D'ieteren Group (Distributors)	13,874	2,933
			3,787
	Finland—0.7%
	Puuilo OYJ (Multiline Retail)	112,875	1,213
	France—2.5%
	Dassault Aviation SA (Aerospace & Defense)	13,423	2,764
	VusionGroup (Electronic Equipment, Instruments & Components)	9,431	1,617
			4,381
	Germany—3.5%
	Atoss Software SE (Software)	9,176	1,326
	CTS Eventim AG & Co. KGaA (Entertainment)	31,204	3,242
	Siltronic AG (Semiconductors & Semiconductor Equipment)	22,158	1,686
			6,254
	Italy—3.8%
	Azimut Holding SpA (Capital Markets)	60,226	1,554
	BFF Bank SpA (Diversified Financial Services)	34,432	377
	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	25,608	2,758
	Carel Industries SpA (Building Products)	45,412	992
	Sanlorenzo SpA (Leisure Products)	10,243	416
	SOL SpA (Chemicals)	19,412	772
			6,869
	Jersey—1.1%
	JTC PLC (Capital Markets)	144,422	2,043
	Norway—1.5%
	Gjensidige Forsikring ASA (Insurance)	45,905	859
	Kongsberg Gruppen ASA (Aerospace & Defense)	19,381	1,895
			2,754
	Sweden—13.4%
	AddTech AB (Trading Companies & Distributors)	92,879	2,782
	Beijer Ref AB (Trading Companies & Distributors)	205,900	3,385
*	BoneSupport Holding AB (Biotechnology)	51,233	1,540
	Bufab AB (Trading Companies & Distributors)	34,088	1,223
	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe Ex-U.K.—(continued)
	Sweden—(continued)
	Hemnet Group AB (Interactive Media & Services)	102,138	$3,759
	Lagercrantz Group AB (Electronic Equipment, Instruments & Components)	143,444	2,703
	Lifco AB (Industrial Conglomerates)	118,379	3,895
	Mildef Group AB (Aerospace & Defense)	47,230	397
	MIPS AB (Leisure Products)	25,898	1,379
	NCAB Group AB (Electronic Equipment, Instruments & Components)	108,232	719
*	Sdiptech AB (Commercial Services & Supplies)	30,803	904
	Vitec Software Group AB (Software)	13,281	688
*	Yubico AB (Software)	31,802	783
			24,157
	Switzerland—4.3%
	Galenica AG (Health Care Providers & Services)	11,338	997
	Kardex Holding AG (Machinery)	9,086	2,974
	Siegfried Holding AG (Life Sciences Tools & Services)	2,789	3,750
			7,721
	Emerging Asia—22.7%
	China—2.9%
	Eastroc Beverage Group Co. Ltd. (Beverages)	36,500	1,412
	Proya Cosmetics Co. Ltd. (Personal Products)	134,491	2,113
	Silergy Corp. (Semiconductors & Semiconductor Equipment)	65,000	961
	Yutong Bus Co. Ltd. (Machinery)	198,700	747
			5,233
	India—11.4%
	AU Small Finance Bank Ltd. (Banks)	188,522	1,665
	Central Depository Services India Ltd. (Capital Markets)	60,873	1,044
	Cholamandalam Investment & Finance Co. Ltd. (Consumer Finance)	96,858	1,853
	Coforge Ltd. (IT Services)	25,679	2,146
	Gillette India Ltd. (Personal Products)	9,785	988
	Home First Finance Co. India Ltd. (Diversified Financial Services)	91,908	1,305
	JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals)	61,425	1,374
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
India—(continued)
Kfin Technologies Ltd. (Capital Markets)	118,427	$1,452
Motherson Sumi Wiring India Ltd. (Auto Components)	1,564,236	1,335
Poly Medicure Ltd. (Health Care Equipment & Supplies)	34,876	963
Polycab India Ltd. (Electrical Equipment)	17,726	1,472
Sundaram Finance Ltd. (Consumer Finance)	36,473	2,280
Tube Investments of India Ltd. (Auto Components)	28,864	1,486
Varun Beverages Ltd. (Beverages)	169,058	1,226
		20,589
Indonesia—0.9%
Bank Syariah Indonesia Tbk. PT (Banks)	7,826,400	1,556
Taiwan—7.5%
Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	164,000	1,666
ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	32,000	1,633
Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	29,000	1,008
Gudeng Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	89,000	1,589
Innodisk Corp. (Technology Hardware, Storage & Peripherals)	149,960	1,336
Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	34,000	1,391
Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	52,000	2,276
Voltronic Power Technology Corp. (Electrical Equipment)	39,451	2,525
		13,424
Japan—20.9%
ABC-Mart, Inc. (Specialty Retail)	39,500	838
AZ-COM MARUWA Holdings, Inc. (Air Freight & Logistics)	146,900	1,172
BayCurrent Consulting, Inc. (Professional Services)	91,800	3,388
Fukuoka Financial Group, Inc. (Banks)	84,400	2,156
Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	112,600	2,366
Japan Elevator Service Holdings Co. Ltd. (Commercial Services & Supplies)	156,400	3,384
	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Kokusai Electric Corp. (Semiconductors & Semiconductor Equipment)	89,800	$1,987
	Kurita Water Industries Ltd. (Machinery)	42,500	1,823
	Lifedrink Co., Inc. (Beverages)	113,200	1,510
	MEITEC Group Holdings, Inc. (Professional Services)	135,600	2,992
	OBIC Business Consultants Co. Ltd. (Software)	51,900	2,681
	Rakus Co. Ltd. (Software)	69,900	1,088
*	Rakuten Bank Ltd. (Banks)	122,300	2,744
	Rorze Corp. (Semiconductors & Semiconductor Equipment)	67,600	927
	Sangetsu Corp. (Household Durables)	30,700	601
	SBI Sumishin Net Bank Ltd. (Banks)	89,700	1,674
	Senko Group Holdings Co. Ltd. (Air Freight & Logistics)	119,300	1,035
	Shimamura Co. Ltd. (Specialty Retail)	18,900	1,029
	SIGMAXYZ Holdings, Inc. (Professional Services)	71,700	839
	SMS Co. Ltd. (Professional Services)	55,000	825
	Sundrug Co. Ltd. (Food & Staples Retailing)	36,900	1,087
	TechnoPro Holdings, Inc. (Professional Services)	79,900	1,545
	United Kingdom—12.4%
	Beazley PLC (Insurance)	326,642	3,323
	Burford Capital Ltd (Diversified Financial Services)	128,553	1,701
	Diploma PLC (Trading Companies & Distributors)	72,322	4,287
	Greggs PLC (Hotels, Restaurants & Leisure)	49,805	2,080
	Hill & Smith PLC (Metals & Mining)	71,816	1,968
	Hollywood Bowl Group PLC (Hotels, Restaurants & Leisure)	119,616	496
	Renishaw PLC (Electronic Equipment, Instruments & Components)	18,391	921
	Rotork PLC (Machinery)	579,260	2,582
	Softcat PLC (IT Services)	114,269	2,371
*	Trustpilot Group PLC (Interactive Media & Services)	833,714	2,519
See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—8.3%
	Canada—8.3%
	Boyd Group Services, Inc. (Commercial Services & Supplies)	9,201	$1,394
	Definity Financial Corp. (Insurance)	51,038	2,057
	EQB, Inc. (Banks)	28,651	2,209
	North West Co., Inc. (Food & Staples Retailing)	112,807	4,281
	Parkland Corp. (Oil, Gas & Consumable Fuels)	66,723	1,720
	Richelieu Hardware Ltd. (Trading Companies & Distributors)	40,155	1,191
	Stella-Jones, Inc. (Paper & Forest Products)	31,956	2,098
	Asia Ex-Japan—8.3%
	Australia—6.0%
	Pro Medicus Ltd. (Health Care Technology)	40,861	5,035
	Steadfast Group Ltd. (Insurance)	367,606	1,441
	Technology One Ltd. (Software)	257,292	4,244
			10,720
	New Zealand—2.0%
*	Gentrack Group Ltd. (Software)	145,183	1,053
	Mainfreight Ltd. (Air Freight & Logistics)	56,315	2,553
			3,606
	Singapore—0.3%
	Sheng Siong Group Ltd. (Food & Staples Retailing)	513,800	612
	Emerging Latin America—3.7%
	Mexico—3.7%
	Arca Continental SAB de CV (Beverages)	148,700	1,389
*	BBB Foods, Inc. † (Food & Staples Retailing)	55,617	1,669
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	143,100	1,207
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Mexico—(continued)
	Grupo Aeroportuario del Sureste SAB de CV (Transportation Infrastructure)	49,745	$1,406
	Qualitas Controladora SAB de CV (Insurance)	120,200	940
	Emerging Europe, Mid-East, Africa—2.6%
	Greece—1.2%
	JUMBO SA (Specialty Retail)	73,151	2,093
	Lithuania—0.9%
	Baltic Classifieds Group PLC (Interactive Media & Services)	406,209	1,646
	Poland—0.5%
*	Dino Polska SA (Food & Staples Retailing)	9,858	898
	Total Common Stocks—111.8% (cost $152,886)		201,056

Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $2,145, collateralized by U.S. Treasury Bond, 4.250%, due 05/15/39, valued at $2,188	$2,145	2,145
Total Repurchase Agreements—1.2% (cost $2,145)		2,145
Total Investments—113.0% (cost $155,031)		203,201
Liabilities, plus cash and other assets—(13.0)%		(23,366)
Net Assets—100.0%		$179,835

PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$201,056	$—	$—	$201,056
Repurchase Agreements	—	2,145	—	2,145
Total Investments in Securities	$201,056	$2,145	$—	$203,201
See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—77.6%
	China—24.6%
	Airtac International Group (Machinery)	79,000	$2,279
	Alibaba Group Holding Ltd. (Multiline Retail)	217,528	3,078
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	157,000	1,908
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	104,020	3,739
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	345,000	2,866
	Huaming Power Equipment Co. Ltd. (Machinery)	693,360	1,758
*	Meituan (Hotels, Restaurants & Leisure)	253,500	5,609
	Midea Group Co. Ltd. (Household Durables)	97,095	1,054
	NARI Technology Co. Ltd. (Electrical Equipment)	524,600	2,072
*	PDD Holdings, Inc.—ADR (Multiline Retail)	15,527	2,093
	Proya Cosmetics Co. Ltd. (Personal Products)	81,400	1,279
	Sungrow Power Supply Co. Ltd. (Electrical Equipment)	261,640	3,718
	Tencent Holdings Ltd. (Interactive Media & Services)	176,400	10,089
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	95,850	6,054
			47,596
	India—20.8%
	Britannia Industries Ltd. (Food Products)	30,363	2,297
	HDFC Bank Ltd. (Banks)	171,371	3,542
	ICICI Bank Ltd. (Banks)	169,781	2,581
	Infosys Ltd. (IT Services)	111,356	2,495
*	InterGlobe Aviation Ltd. (Airlines)	46,546	2,659
	Kotak Mahindra Bank Ltd. (Banks)	215,860	4,791
	Macrotech Developers Ltd. (Real Estate Management & Development)	83,449	1,233
	Mahindra & Mahindra Ltd. (Automobiles)	73,668	2,739
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	14,933	1,388
	Nestle India Ltd. (Food Products)	88,792	2,857
	Pidilite Industries Ltd. (Chemicals)	65,103	2,610
	Polycab India Ltd. (Electrical Equipment)	33,300	2,765
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	125,454	$4,428
	Tata Consultancy Services Ltd. (IT Services)	73,891	3,766
			40,151
	Indonesia—4.8%
	Bank Central Asia Tbk. PT (Banks)	6,649,500	4,535
	Bank Mandiri Persero Tbk. PT (Banks)	2,905,600	1,329
	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	3,989,600	1,304
*	Sea Ltd.—ADR (Entertainment)	22,862	2,156
			9,324
	South Korea—6.7%
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	209,167	9,837
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	22,590	3,016
			12,853
	Taiwan—18.5%
	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	148,000	1,503
	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	25,000	1,560
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	208,000	2,455
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	214,000	2,573
	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	36,000	1,575
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	130,000	4,827
	Sinbon Electronics Co. Ltd. (Electronic Equipment, Instruments & Components)	142,000	1,348
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	215,000	6,502
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	64,603	11,220
	Voltronic Power Technology Corp. (Electrical Equipment)	35,000	2,240
			35,803
See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Thailand—2.2%
	Bangkok Dusit Medical Services PCL (Health Care Providers & Services)	2,913,000	$2,716
	Central Pattana PCL (Real Estate Management & Development)	688,300	1,433
			4,149
	Emerging Latin America—15.1%
	Argentina—0.9%
*	Globant SA† (IT Services)	9,272	1,837
	Brazil—9.9%
	Banco BTG Pactual SA (Capital Markets)	351,500	2,147
	Itau Unibanco Holding SA.—ADR (Banks)	536,256	3,566
*	MercadoLibre, Inc. (Multiline Retail)	2,343	4,808
	Raia Drogasil SA (Food & Staples Retailing)	530,484	2,482
	TOTVS SA (Software)	286,800	1,503
	WEG SA (Electrical Equipment)	456,700	4,560
			19,066
	Mexico—2.8%
	Grupo Aeroportuario del Pacifico SAB de CV (Transportation Infrastructure)	81,900	1,420
	Grupo Financiero Banorte SAB de CV (Banks)	200,100	1,424
	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	836,600	2,524
			5,368
	Peru—1.5%
	Credicorp Ltd.† (Banks)	16,359	2,960
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—4.7%
Saudi Arabia—1.7%
Saudi Arabian Oil Co. (Oil, Gas & Consumable Fuels)	447,993	$3,236
South Africa—2.3%
Capitec Bank Holdings Ltd. (Banks)	13,117	2,312
Clicks Group Ltd. (Food & Staples Retailing)	93,676	2,152
		4,464
United Arab Emirates—0.7%
Aldar Properties PJSC (Real Estate Management & Development)	676,248	1,384
Asia Ex-Japan—1.8%
Hong Kong—1.8%
AIA Group Ltd. (Insurance)	396,400	3,552
Total Common Stocks—99.2% (cost $145,850)		191,743
Total Investments—99.2% (cost $145,850)		191,743
Cash and other assets, less liabilities—0.8%		1,530
Net Assets—100.0%		$193,273

ADR	American Depositary Deposit

*	Non-income producing security.
†	U.S. listed foreign security
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$187,594	$4,149	$—	$191,743
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—82.7%
	China—16.6%
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	204,000	$2,478
	Dong-E-E-Jiao Co. Ltd. (Pharmaceuticals)	240,400	2,117
	Eastroc Beverage Group Co. Ltd. (Beverages)	94,200	3,643
	Fuyao Glass Industry Group Co. Ltd (Auto Components)	557,000	4,627
	Henan Pinggao Electric Co. Ltd. (Electrical Equipment)	1,169,900	3,498
	Huaneng Lancang River Hydropower, Inc. (Independent Power and Renewable Electricity Producers)	2,706,100	4,461
	Kweichow Moutai Co. Ltd. (Beverages)	11,274	2,813
*	Meituan (Hotels, Restaurants & Leisure)	1,113,800	24,643
	NetEase, Inc. (Entertainment)	128,300	2,484
*	PDD Holdings, Inc.—ADR (Multiline Retail)	65,282	8,801
	Proya Cosmetics Co. Ltd. (Personal Products)	172,488	2,710
	Sieyuan Electric Co. Ltd. (Electrical Equipment)	245,595	2,590
	Tencent Holdings Ltd. (Interactive Media & Services)	904,960	51,756
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	241,600	15,260
	Yutong Bus Co. Ltd. (Machinery)	1,048,300	3,942
	Zhongji Innolight Co. Ltd. (Communications Equipment)	186,900	4,131
			139,954
	India—30.6%
	ABB India Ltd. (Electrical Equipment)	75,896	7,313
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	68,109	5,852
	Bharat Electronics Ltd. (Aerospace & Defense)	2,510,033	8,518
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	470,905	9,628
	Blue Star Ltd. (Building Products)	127,046	3,135
	Central Depository Services India Ltd. (Capital Markets)	257,993	4,426
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	361,373	3,277
	Cholamandalam Investment & Finance Co. Ltd. (Consumer Finance)	220,554	4,218
	Cipla Ltd. (Pharmaceuticals)	125,539	2,479
	Computer Age Management Services Ltd. (Professional Services)	57,827	3,038
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Cummins India Ltd. (Machinery)	80,662	$3,671
	Dixon Technologies India Ltd. (Household Durables)	61,261	10,088
*	GMR Airports Infrastructure Ltd. (Transportation Infrastructure)	2,859,111	3,207
*	Godrej Properties Ltd. (Real Estate Management & Development)	114,403	4,321
	HDFC Asset Management Co. Ltd. (Capital Markets)	63,278	3,247
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	117,492	6,197
	ICICI Bank Ltd. (Banks)	704,911	10,716
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	1,043,474	8,548
*	InterGlobe Aviation Ltd. (Airlines)	119,184	6,809
	JSW Energy Ltd. (Independent Power and Renewable Electricity Producers)	349,838	3,060
	Kalyan Jewellers India Ltd. (Textiles, Apparel & Luxury Goods)	335,677	2,922
*	Kaynes Technology India Ltd. (Electronic Equipment, Instruments & Components)	69,604	4,508
	KEI Industries Ltd. (Electrical Equipment)	84,958	4,358
	Kfin Technologies Ltd. (Capital Markets)	170,803	2,094
	KPIT Technologies Ltd. (Software)	114,100	2,219
	Larsen & Toubro Ltd. (Construction & Engineering)	97,126	4,265
	Macrotech Developers Ltd. (Real Estate Management & Development)	273,914	4,047
	Mahindra & Mahindra Ltd. (Automobiles)	210,447	7,823
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	47,033	4,372
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	376,528	4,471
	Motherson Sumi Wiring India Ltd. (Auto Components)	2,387,315	2,037
	Nestle India Ltd. (Food Products)	82,821	2,665
	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	2,814,154	14,877
	Oberoi Realty Ltd. (Real Estate Management & Development)	116,616	2,618
	Phoenix Mills Ltd. (Real Estate Management & Development)	212,327	4,713
	Pidilite Industries Ltd. (Chemicals)	58,431	2,343
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	REC Ltd. (Diversified Financial Services)	548,873	$3,623
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	425,928	15,034
	Siemens Ltd. (Industrial Conglomerates)	69,647	6,017
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	322,330	7,408
	Tata Consultancy Services Ltd. (IT Services)	60,313	3,074
	Tata Consumer Products Ltd. (Food Products)	250,050	3,572
	Titagarh Rail System Ltd. (Machinery)	133,991	1,951
	Trent Ltd. (Specialty Retail)	145,190	13,098
	TVS Motor Co. Ltd. (Automobiles)	108,544	3,695
	UNO Minda Ltd. (Auto Components)	265,733	3,504
	Varun Beverages Ltd. (Beverages)	1,162,488	8,431
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	2,268,560	7,388
			258,875
	Indonesia—5.5%
	Bank Central Asia Tbk. PT (Banks)	33,801,995	23,052
	Bank Mandiri Persero Tbk. PT (Banks)	19,643,900	8,985
	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	18,267,051	5,972
*	Sea Ltd.—ADR (Entertainment)	90,675	8,549
			46,558
	Malaysia—0.5%
	CIMB Group Holdings Bhd. (Banks)	2,142,600	4,183
	Philippines—1.5%
	Ayala Land, Inc. (Real Estate Management & Development)	1,953,900	1,276
	BDO Unibank, Inc. (Banks)	1,936,724	5,461
	International Container Terminal Services, Inc. (Transportation Infrastructure)	757,010	5,457
			12,194
	South Korea—9.2%
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	27,985	6,356
*	Hanwha Industrial Solutions Co. Ltd. (Electrical Equipment)	30,998	789
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	34,244	8,628
*	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)	3,884	2,902
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	South Korea—(continued)
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	512,568	$24,106
	Shinhan Financial Group Co. Ltd. (Banks)	143,532	6,092
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	217,526	29,043
			77,916
	Taiwan—18.1%
	Accton Technology Corp. (Communications Equipment)	250,000	4,203
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	147,000	2,741
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	45,300	6,162
	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	345,000	4,148
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	296,000	4,181
*	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	60,000	4,986
	Fortune Electric Co. Ltd. (Electrical Equipment)	134,300	2,669
	Gudeng Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	135,000	2,410
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	49,000	2,005
	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	95,132	4,164
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	296,000	10,990
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	528,000	15,967
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & Semiconductor Equipment)	472,730	82,099
	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	336,000	2,086
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	71,000	3,848
			152,659
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Thailand—0.7%
	Bangkok Dusit Medical Services PCL (Health Care Providers & Services)	3,192,000	$2,976
	Bumrungrad Hospital PCL (Health Care Providers & Services)	354,400	2,963
			5,939
	Emerging Latin America—9.7%
	Brazil—7.0%
	Banco BTG Pactual SA (Capital Markets)	761,900	4,653
	Cury Construtora e Incorporadora SA (Household Durables)	457,600	1,878
	Itau Unibanco Holding SA.—ADR (Banks)	1,390,755	9,248
*	MercadoLibre, Inc. (Multiline Retail)	12,600	25,855
*	NU Holdings Ltd.† (Banks)	436,434	5,957
	Raia Drogasil SA (Food & Staples Retailing)	729,988	3,416
	WEG SA (Electrical Equipment)	843,741	8,424
			59,431
	Mexico—2.7%
	Arca Continental SAB de CV (Beverages)	342,700	3,202
*	BBB Foods, Inc. † (Food & Staples Retailing)	102,303	3,069
	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	754,900	2,035
	Corp. Inmobiliaria Vesta SAB de CV—ADR (Real Estate Management & Development)	19,530	526
	Fomento Economico Mexicano SAB de CV—ADR (Beverages)	42,551	4,200
	Grupo Financiero Banorte SAB de CV (Banks)	568,400	4,046
	Prologis Property Mexico SA de CV REIT (Industrial REITs)	910,104	2,976
*	Vista Energy SAB de CV—ADR (Oil, Gas & Consumable Fuels)	64,105	2,832
			22,886
	Emerging Europe, Mid-East, Africa—8.9%
	Greece—1.0%
*	Eurobank Ergasias Services & Holdings SA (Banks)	2,638,609	6,045
*	Piraeus Financial Holdings SA (Banks)	656,376	2,795
			8,840
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
Saudi Arabia—2.6%
Aldrees Petroleum & Transport Services Co. (Oil, Gas & Consumable Fuels)	75,269	$2,681
Alinma Bank (Banks)	238,112	1,809
Bupa Arabia for Cooperative Insurance Co. (Insurance)	42,034	2,322
Dr Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	34,982	2,766
Elm Co. (IT Services)	12,327	3,823
Jamjoom Pharmaceuticals Factory Co. (Pharmaceuticals)	42,354	2,152
Leejam Sports Co. JSC (Hotels, Restaurants & Leisure)	44,053	2,428
Riyadh Cables Group Co. (Electrical Equipment)	86,901	2,296
Saudia Dairy & Foodstuff Co. (Food Products)	15,351	1,543
		21,820
South Africa—3.3%
Bid Corp. Ltd. (Food & Staples Retailing)	95,362	2,444
Bidvest Group Ltd. (Industrial Conglomerates)	188,263	3,190
Capitec Bank Holdings Ltd. (Banks)	60,246	10,616
Clicks Group Ltd. (Food & Staples Retailing)	190,627	4,380
Mr. Price Group Ltd. (Specialty Retail)	183,729	2,873
Shoprite Holdings Ltd. (Food & Staples Retailing)	252,614	4,325
		27,828
Turkey—0.7%
BIM Birlesik Magazalar AS (Food & Staples Retailing)	408,226	5,924
United Arab Emirates—1.3%
Aldar Properties PJSC (Real Estate Management & Development)	1,449,711	2,968
Emaar Properties PJSC (Real Estate Management & Development)	1,925,099	4,570
Salik Co. PJSC (Transportation Infrastructure)	2,763,330	3,107
		10,645
Total Common Stocks—101.3% (cost $600,842)		855,652
See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $14,589, collateralized by U.S. Treasury Bonds, 4.250% - 4.375%, due 05/15/39 - 05/15/40, valued at $14,880	$14,588	$14,588
Total Repurchase Agreements—1.7% (cost $14,588)		14,588
Total Investments—103.0% (cost $615,430)		870,240
Liabilities, plus cash and other assets—(3.0)%		(25,371)
Net Assets—100.0%		$844,869

ADR	American Depositary Deposit
REIT	Real Estate Investment Trust

*	Non-income producing security.
†	U.S. listed foreign security
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$849,713	$5,939	$—	$855,652
Repurchase Agreements	—	14,588	—	14,588
Total Investments in Securities	$849,713	$20,527	$—	$870,240
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—78.0%
	India—35.5%
	ABB India Ltd. (Electrical Equipment)	3,343	$322
	Ajanta Pharma Ltd. (Pharmaceuticals)	3,056	117
	Apar Industries Ltd. (Industrial Conglomerates)	1,302	148
	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	1,375	118
	Bajaj Auto Ltd. (Automobiles)	1,176	173
	Bharat Electronics Ltd. (Aerospace & Defense)	87,432	297
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	16,188	331
	Central Depository Services India Ltd. (Capital Markets)	7,607	131
	Cholamandalam Investment & Finance Co. Ltd. (Consumer Finance)	8,003	153
	Computer Age Management Services Ltd. (Professional Services)	2,343	123
	Cummins India Ltd. (Machinery)	6,704	305
	Dixon Technologies India Ltd. (Household Durables)	2,862	471
*	Ethos Ltd. (Specialty Retail)	2,803	115
	HDFC Asset Management Co. Ltd. (Capital Markets)	2,883	148
	HDFC Bank Ltd. (Banks)	11,236	232
	Hindustan Aeronautics Ltd. (Aerospace & Defense)	5,518	291
	Hindustan Unilever Ltd. (Personal Products)	4,213	149
	ICICI Bank Ltd. (Banks)	19,373	295
	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	39,644	325
*	InterGlobe Aviation Ltd. (Airlines)	5,144	294
	Jindal Stainless Ltd. (Metals & Mining)	22,202	209
	JSW Energy Ltd. (Independent Power and Renewable Electricity Producers)	14,037	123
*	Kaynes Technology India Ltd. (Electronic Equipment, Instruments & Components)	3,992	259
	KEI Industries Ltd. (Electrical Equipment)	2,109	108
	KPIT Technologies Ltd. (Software)	7,786	151
	Larsen & Toubro Ltd. (Construction & Engineering)	4,512	198
	Macrotech Developers Ltd. (Real Estate Management & Development)	13,454	199
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Mahindra & Mahindra Ltd. (Automobiles)	9,119	$339
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	2,340	218
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	17,296	205
	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	74,879	396
	Oberoi Realty Ltd. (Real Estate Management & Development)	6,667	150
	Phoenix Mills Ltd. (Real Estate Management & Development)	9,016	200
	Poly Medicure Ltd. (Health Care Equipment & Supplies)	4,223	117
	REC Ltd. (Diversified Financial Services)	24,556	162
	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	8,903	314
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	8,783	202
	Tata Consultancy Services Ltd. (IT Services)	5,189	264
	Tata Motors Ltd. (Automobiles)	11,781	137
	Titagarh Rail System Ltd. (Machinery)	10,014	146
	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	2,744	125
	Trent Ltd. (Specialty Retail)	7,496	676
	Triveni Turbine Ltd. (Electrical Equipment)	18,038	147
	UNO Minda Ltd. (Auto Components)	11,765	155
	Varun Beverages Ltd. (Beverages)	40,095	291
	Voltamp Transformers Ltd. (Electrical Equipment)	833	131
*	Zomato Ltd. (Hotels, Restaurants & Leisure)	112,495	366
			10,526
	Indonesia—5.3%
	Bank Central Asia Tbk. PT (Banks)	880,700	600
	Bank Mandiri Persero Tbk. PT (Banks)	661,800	303
	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	345,700	113
	Ciputra Development Tbk. PT (Real Estate Management & Development)	1,192,700	105
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Indonesia—(continued)
	Mitra Adiperkasa Tbk. PT (Multiline Retail)	1,555,400	$181
*	Sea Ltd.—ADR (Entertainment)	2,734	258
			1,560
	Malaysia—1.2%
*	99 Speed Mart Retail Holdings Bhd. (Food & Staples Retailing)	203,300	110
	Bursa Malaysia Bhd. (Capital Markets)	63,500	146
	CIMB Group Holdings Bhd. (Banks)	53,700	105
			361
	Philippines—2.4%
	Bank of the Philippine Islands (Banks)	42,510	103
	BDO Unibank, Inc. (Banks)	74,878	211
	Century Pacific Food, Inc. (Food Products)	148,300	101
	International Container Terminal Services, Inc. (Transportation Infrastructure)	39,150	282
			697
	South Korea—8.7%
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	1,198	272
*	Hanwha Industrial Solutions Co. Ltd. (Electrical Equipment)	1,327	34
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	1,641	414
	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	17,072	803
	Shinhan Financial Group Co. Ltd. (Banks)	4,926	209
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	6,361	849
			2,581
	Taiwan—23.1%
	Accton Technology Corp. (Communications Equipment)	10,000	168
	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	2,300	144
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	11,000	205
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,100	150
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	11,000	155
*	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,300	191
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan—(continued)
	Fortune Electric Co. Ltd. (Electrical Equipment)	7,000	$139
	Fositek Corp. (Electronic Equipment, Instruments & Components)	5,000	130
	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	5,103	223
	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	14,000	520
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	150,000	4,536
	Voltronic Power Technology Corp. (Electrical Equipment)	2,000	128
	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	3,000	163
			6,852
	Thailand—1.8%
	Advanced Info Service PCL (Wireless Telecommunication Services)	13,400	108
	Bangkok Dusit Medical Services PCL (Health Care Providers & Services)	134,700	125
	Bumrungrad Hospital PCL (Health Care Providers & Services)	23,300	195
	CP ALL PCL (Food & Staples Retailing)	53,400	109
			537
	Emerging Europe, Mid-East, Africa—13.0%
	Greece—0.7%
*	Eurobank Ergasias Services & Holdings SA (Banks)	89,364	205
	Kazakhstan—0.5%
	Kaspi.KZ JSC—ADR (Consumer Finance)	1,312	139
	Poland—0.4%
	Benefit Systems SA (Professional Services)	175	120
	Saudi Arabia—5.1%
	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	1,729	137
	Elm Co. (IT Services)	764	237
	Jamjoom Pharmaceuticals Factory Co. (Pharmaceuticals)	2,007	102
	Leejam Sports Co. JSC (Hotels, Restaurants & Leisure)	3,673	202
	National Co. for Learning & Education (Diversified Consumer Services)	3,256	184
	National Medical Care Co. (Health Care Providers & Services)	2,451	135
See accompanying Notes to Portfolio of Investments.

Emerging Markets ex China Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—(continued)
Saudi Arabia—(continued)
Retal Urban Development Co. (Real Estate Management & Development)	51,257	$210
Riyadh Cables Group Co. (Electrical Equipment)	5,274	139
Saudia Dairy & Foodstuff Co. (Food Products)	1,515	152
		1,498
South Africa—3.7%
Capitec Bank Holdings Ltd. (Banks)	2,214	390
Clicks Group Ltd. (Food & Staples Retailing)	11,025	253
Foschini Group Ltd. (Specialty Retail)	18,380	166
Mr. Price Group Ltd. (Specialty Retail)	5,413	85
OUTsurance Group Ltd. (Insurance)	59,667	201
		1,095
Turkey—0.8%
BIM Birlesik Magazalar AS (Food & Staples Retailing)	16,833	244
United Arab Emirates—1.8%
Aldar Properties PJSC (Real Estate Management & Development)	66,859	137
Emaar Properties PJSC (Real Estate Management & Development)	92,286	219
Salik Co. PJSC (Transportation Infrastructure)	168,727	189
		545
Emerging Latin America—9.0%
Brazil—7.0%
Banco BTG Pactual SA (Capital Markets)	25,400	155
Caixa Seguridade Participacoes SA (Insurance)	39,500	106
Cury Construtora e Incorporadora SA (Household Durables)	46,600	191
	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil—(continued)
	Itau Unibanco Holding SA.—ADR (Banks)	45,595	$303
*	MercadoLibre, Inc. (Multiline Retail)	445	913
*	NU Holdings Ltd.† (Banks)	12,524	171
	WEG SA (Electrical Equipment)	23,700	237
			2,076
	Mexico—2.0%
*	BBB Foods, Inc. † (Food & Staples Retailing)	4,637	139
	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	79,200	213
	Qualitas Controladora SAB de CV (Insurance)	16,600	130
*	Vista Energy SAB de CV—ADR (Oil, Gas & Consumable Fuels)	2,828	125
			607
	Total Common Stocks—100.0% (cost $22,455)		29,643

Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $677, collateralized by U.S. Treasury Note, 3.750%, due 12/31/30, valued at $691	$677	677
Total Repurchase Agreements—2.3% (cost $677)		677
Total Investments—102.3% (cost $23,132)		30,320
Liabilities, plus cash and other assets—(2.3)%		(677)
Net Assets—100.0%		$29,643

ADR	American Depositary Deposit

*	Non-income producing security.
†	U.S. listed foreign security
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$29,106	$537	$—	$29,643
Repurchase Agreements	—	677	—	677
Total Investments in Securities	$29,106	$1,214	$—	$30,320
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—75.4%
	China—8.8%
	Eastroc Beverage Group Co. Ltd. (Beverages)	161,652	$6,252
*	GDS Holdings Ltd.—ADR (IT Services)	233,156	4,756
	Giant Biogene Holding Co. Ltd. (Personal Products)	364,000	2,386
	Henan Pinggao Electric Co. Ltd. (Electrical Equipment)	1,996,016	5,968
	Hisense Home Appliances Group Co. Ltd. (Household Durables)	332,100	1,683
	Ningbo Sanxing Medical Electric Co. Ltd. (Electrical Equipment)	746,900	3,719
	Pop Mart International Group Ltd. (Specialty Retail)	630,600	4,319
	Xuji Electric Co. Ltd. (Electrical Equipment)	1,303,200	6,359
			35,442
	India—38.7%
	360 ONE WAM Ltd. (Capital Markets)	207,680	2,572
	ABB India Ltd. (Electrical Equipment)	32,337	3,116
	Ajanta Pharma Ltd. (Pharmaceuticals)	40,886	1,561
*	Amber Enterprises India Ltd. (Household Durables)	28,386	1,626
	Apar Industries Ltd. (Industrial Conglomerates)	39,994	4,539
	Astra Microwave Products Ltd. (Communications Equipment)	158,414	1,594
*	Azad Engineering Ltd. (Machinery)	91,868	1,601
	Bikaji Foods International Ltd. (Food Products)	394,903	4,343
	Blue Star Ltd. (Building Products)	121,667	3,002
	Central Depository Services India Ltd. (Capital Markets)	179,154	3,074
	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	634,141	5,751
*	Chalet Hotels Ltd. (Hotels, Restaurants & Leisure)	109,090	1,145
	Computer Age Management Services Ltd. (Professional Services)	42,015	2,207
	Data Patterns India Ltd. (Aerospace & Defense)	24,076	667
	Dixon Technologies India Ltd. (Household Durables)	56,859	9,363
	Doms Industries Ltd. (Commercial Services & Supplies)	90,223	2,918
*	Ethos Ltd. (Specialty Retail)	58,473	2,401
	GE T&D India Ltd. (Electrical Equipment)	9,148	182
	Gillette India Ltd. (Personal Products)	7,485	756
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
*	GMR Airports Infrastructure Ltd. (Transportation Infrastructure)	1,825,139	$2,047
*	Godrej Properties Ltd. (Real Estate Management & Development)	99,033	3,741
	Gravita India Ltd. (Metals & Mining)	74,782	2,186
	JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals)	139,673	3,123
	Jindal Stainless Ltd. (Metals & Mining)	319,622	3,007
	Kalyan Jewellers India Ltd. (Textiles, Apparel & Luxury Goods)	604,770	5,264
	Karur Vysya Bank Ltd. (Banks)	1,206,840	3,103
*	Kaynes Technology India Ltd. (Electronic Equipment, Instruments & Components)	109,678	7,104
	KEC International Ltd. (Construction & Engineering)	131,262	1,625
	KEI Industries Ltd. (Electrical Equipment)	145,580	7,468
	Kfin Technologies Ltd. (Capital Markets)	245,402	3,008
	KSB Ltd. (Machinery)	58,749	628
	Macrotech Developers Ltd. (Real Estate Management & Development)	324,400	4,792
*	MakeMyTrip Ltd.† (Hotels, Restaurants & Leisure)	43,055	4,002
	Max Healthcare Institute Ltd. (Health Care Providers & Services)	93,822	1,114
	Mrs Bectors Food Specialities Ltd. (Food Products)	89,559	2,036
	Newgen Software Technologies Ltd. (Software)	229,538	3,691
*	Nuvama Wealth Management Ltd. (Capital Markets)	27,958	2,242
	Oberoi Realty Ltd. (Real Estate Management & Development)	101,511	2,279
	PG Electroplast Ltd. (Electronic Equipment, Instruments & Components)	281,054	2,150
	Phoenix Mills Ltd. (Real Estate Management & Development)	47,912	1,064
	Poly Medicure Ltd. (Health Care Equipment & Supplies)	51,916	1,434
	Prestige Estates Projects Ltd. (Real Estate Management & Development)	171,187	3,759
	Ramkrishna Forgings Ltd. (Metals & Mining)	407,145	4,897
	Shakti Pumps India Ltd. (Machinery)	25,650	1,307
	Skipper Ltd. (Construction & Engineering)	212,155	1,197
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India—(continued)
	Solar Industries India Ltd. (Chemicals)	28,755	$3,936
*	Sterling & Wilson Renewable (Construction & Engineering)	209,565	1,541
*	Tbo Tek Ltd. (Hotels, Restaurants & Leisure)	64,396	1,382
	Tega Industries Ltd. (Machinery)	40,931	911
	Titagarh Rail System Ltd. (Machinery)	110,367	1,607
	Transformers & Rectifiers India Ltd. (Electrical Equipment)	431,242	3,242
	Triveni Turbine Ltd. (Electrical Equipment)	475,580	3,887
	UNO Minda Ltd. (Auto Components)	78,417	1,034
	Venus Pipes & Tubes Ltd. (Metals & Mining)	119,199	3,087
	Voltamp Transformers Ltd. (Electrical Equipment)	25,693	4,041
			155,354
	Indonesia—7.1%
	Bank Negara Indonesia Persero Tbk. PT (Banks)	18,933,700	6,690
	Bank Syariah Indonesia Tbk. PT (Banks)	41,622,000	8,275
	Ciputra Development Tbk. PT (Real Estate Management & Development)	26,413,600	2,320
	Map Aktif Adiperkasa PT (Specialty Retail)	76,435,700	4,746
	Mitra Adiperkasa Tbk. PT (Multiline Retail)	31,895,100	3,708
	Pakuwon Jati Tbk. PT (Real Estate Management & Development)	77,884,100	2,649
			28,388
	Malaysia—3.5%
*	99 Speed Mart Retail Holdings Bhd. (Food & Staples Retailing)	3,086,000	1,669
	Bursa Malaysia Bhd. (Capital Markets)	1,672,700	3,862
	Frontken Corp. Bhd. (Commercial Services & Supplies)	448,700	399
	Gamuda Bhd. (Construction & Engineering)	3,318,200	6,502
	KPJ Healthcare Bhd. (Health Care Providers & Services)	2,149,300	1,105
	YTL Power International Bhd. (Multi-Utilities)	746,600	663
			14,200
	Philippines—1.9%
	Century Pacific Food, Inc. (Food Products)	1,328,000	902
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Philippines—(continued)
	International Container Terminal Services, Inc. (Transportation Infrastructure)	601,950	$4,340
	Metropolitan Bank & Trust Co. (Banks)	1,674,480	2,348
			7,590
	South Korea—4.7%
	BNK Financial Group, Inc. (Banks)	396,450	2,741
	Classys, Inc. (Health Care Equipment & Supplies)	84,187	3,483
	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	22,287	5,062
*	Hanwha Industrial Solutions Co. Ltd. (Electrical Equipment)	24,686	629
	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	5,537	1,395
	JB Financial Group Co. Ltd. (Banks)	464,362	5,436
			18,746
	Taiwan—8.5%
	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	58,000	1,081
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	40,000	5,441
	Bora Pharmaceuticals Co. Ltd. (Pharmaceuticals)	18,000	427
	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	162,000	1,912
	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	269,000	3,800
	Fortune Electric Co. Ltd. (Electrical Equipment)	81,700	1,624
	Gudeng Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	214,000	3,821
	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	110,000	4,501
	Kaori Heat Treatment Co. Ltd. (Machinery)	90,000	1,170
	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	499,000	1,774
	Kinik Co. (Machinery)	209,000	2,047
	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	62,669	2,743
	Makalot Industrial Co. Ltd. (Textiles, Apparel & Luxury Goods)	8,520	94
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—(continued)
Taiwan—(continued)
Voltronic Power Technology Corp. (Electrical Equipment)	9,507	$608
WinWay Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	79,000	3,058
		34,101
Thailand—2.2%
Com7 PCL (Specialty Retail)	3,433,400	2,550
Ichitan Group PCL (Food Products)	5,368,800	2,720
I-TAIL Corp. PCL (Food Products)	3,855,400	2,564
Sansiri PCL (Real Estate Management & Development)	17,806,700	1,057
		8,891
Emerging Europe, Mid-East, Africa—16.3%
Lithuania—0.9%
Baltic Classifieds Group PLC (Interactive Media & Services)	937,690	3,799
Poland—1.3%
Alior Bank SA (Banks)	118,397	2,851
Benefit Systems SA (Professional Services)	3,408	2,333
		5,184
Saudi Arabia—5.7%
Jamjoom Pharmaceuticals Factory Co. (Pharmaceuticals)	41,708	2,119
Leejam Sports Co. JSC (Hotels, Restaurants & Leisure)	83,167	4,585
National Co. for Learning & Education (Diversified Consumer Services)	58,421	3,292
National Medical Care Co. (Health Care Providers & Services)	74,388	4,097
Retal Urban Development Co. (Real Estate Management & Development)	377,464	1,545
Riyadh Cables Group Co. (Electrical Equipment)	124,164	3,280
Saudia Dairy & Foodstuff Co. (Food Products)	37,517	3,772
		22,690
South Africa—5.6%
AVI Ltd. (Food Products)	407,643	2,595
Foschini Group Ltd. (Specialty Retail)	368,270	3,330
Momentum Group Ltd. (Insurance)	1,698,552	2,897
Mr. Price Group Ltd. (Specialty Retail)	327,795	5,127
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	South Africa—(continued)
	OUTsurance Group Ltd. (Insurance)	771,027	$2,590
	Truworths International Ltd. (Specialty Retail)	957,415	6,040
			22,579
	Turkey—0.5%
	Coca-Cola Icecek AS (Beverages)	246,947	411
	Migros Ticaret AS (Food & Staples Retailing)	132,902	1,749
			2,160
	United Arab Emirates—2.3%
	Emaar Development PJSC (Real Estate Management & Development)	1,711,538	4,068
	Salik Co. PJSC (Transportation Infrastructure)	4,638,978	5,216
			9,284
	Emerging Latin America—9.7%
	Argentina—2.7%
	Banco Macro SA—ADR (Banks)	88,840	5,641
*	Grupo Financiero Galicia SA—ADR (Banks)	37,739	1,588
*	Pampa Energia SA—ADR (Electric Utilities)	57,671	3,463
			10,692
	Brazil—4.9%
	Cury Construtora e Incorporadora SA (Household Durables)	1,462,500	6,003
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	395,900	1,491
	Direcional Engenharia SA (Household Durables)	1,103,700	6,129
	Inter & Co., Inc. (Banks)	728,362	4,881
	Vivara Participacoes SA (Textiles, Apparel & Luxury Goods)	277,302	1,371
			19,875
	Mexico—2.1%
*	BBB Foods, Inc. † (Food & Staples Retailing)	178,624	5,359
*	Vista Energy SAB de CV—ADR (Oil, Gas & Consumable Fuels)	66,031	2,917
			8,276
	Asia Ex-Japan—0.2%
	Hong Kong—0.2%
*	Futu Holdings Ltd.—ADR (Capital Markets)	9,366	896
	Total Common Stocks—101.6% (cost $330,662)		408,147
See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $792, collateralized by U.S. Treasury Note, 3.875%, due 11/30/27, valued at $808	$792	$792
Total Repurchase Agreements—0.2% (cost $792)		792
Total Investments—101.8% (cost $331,454)		408,939
Liabilities, plus cash and other assets—(1.8)%		(7,293)
Net Assets—100.0%		$401,646

ADR	American Depositary Deposit
PLC	Public Limited Company

*	Non-income producing security.
†	U.S. listed foreign security
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$399,256	$8,891	$—	$408,147
Repurchase Agreements	—	792	—	792
Total Investments in Securities	$399,256	$9,683	$—	$408,939
See accompanying Notes to Portfolio of Investments.

China Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—97.5%
	China—97.5%
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	4,000	$16
	Agricultural Bank of China Ltd. (Banks)	114,000	54
	Airtac International Group (Machinery)	800	23
	Alibaba Group Holding Ltd. (Multiline Retail)	3,300	47
	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	1,000	12
	Atour Lifestyle Holdings Ltd.—ADR (Hotels, Restaurants & Leisure)	786	20
	Bank of Chengdu Co. Ltd. (Banks)	21,400	48
	Bank of Ningbo Co. Ltd. (Banks)	6,790	25
	Beijing Roborock Technology Co. Ltd. (Household Durables)	789	31
	China Merchants Bank Co. Ltd. (Banks)	10,500	52
	China Shenhua Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	7,500	34
	Contemporary Amperex Technology Co. Ltd. (Electrical Equipment)	2,440	88
	Dong-E-E-Jiao Co. Ltd. (Pharmaceuticals)	2,400	21
	Eastroc Beverage Group Co. Ltd. (Beverages)	1,300	50
	Foxconn Industrial Internet Co. Ltd. (Electronic Equipment, Instruments & Components)	4,800	17
	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	8,000	54
	Giant Biogene Holding Co. Ltd. (Personal Products)	5,000	33
	Henan Pinggao Electric Co. Ltd. (Electrical Equipment)	9,800	29
	Hisense Home Appliances Group Co. Ltd. (Household Durables)	8,000	30
	Huali Industrial Group Co. Ltd. (Textiles, Apparel & Luxury Goods)	900	9
	Huaming Power Equipment Co. Ltd. (Machinery)	11,900	30
	Huaneng Lancang River Hydropower, Inc. (Independent Power and Renewable Electricity Producers)	55,700	92
	Kweichow Moutai Co. Ltd. (Beverages)	320	80
*	Meituan (Hotels, Restaurants & Leisure)	3,610	80
	Midea Group Co. Ltd. (Household Durables)	3,700	40
	NAURA Technology Group Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,700	89
	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	China—(continued)
	NetEase, Inc. (Entertainment)	3,100	$60
*	PDD Holdings, Inc.—ADR (Multiline Retail)	655	88
	Ping An Insurance Group Co. of China Ltd. (Insurance)	3,500	23
	Proya Cosmetics Co. Ltd. (Personal Products)	1,588	25
	Qifu Technology, Inc.—ADR (Consumer Finance)	494	15
	Shanghai BOCHU Electronic Technology Corp. Ltd. (Electronic Equipment, Instruments & Components)	758	23
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	2,700	24
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Health Care Equipment & Supplies)	500	21
	Sichuan Chuantou Energy Co. Ltd. (Independent Power and Renewable Electricity Producers)	4,900	13
	Sieyuan Electric Co. Ltd. (Electrical Equipment)	1,900	20
	Tencent Holdings Ltd. (Interactive Media & Services)	4,900	280
*	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	850	54
	Weichai Power Co. Ltd. (Machinery)	17,000	31
	Will Semiconductor Co. Ltd. Shanghai (Semiconductors & Semiconductor Equipment)	2,200	34
*	Wuliangye Yibin Co. Ltd. (Beverages)	1,000	23
	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	6,500	37
	Yutong Bus Co. Ltd. (Machinery)	15,600	59
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	400	15
	Zhongji Innolight Co. Ltd. (Communications Equipment)	2,520	56
	Total Common Stocks—97.5% (cost $1,656)		2,005
	Total Investments—97.5% (cost $1,656)		2,005
	Cash and other assets, less liabilities—2.5%		51
	Net Assets—100.0%		$2,056

ADR	American Depositary Deposit

*	Non-income producing security.
See accompanying Notes to Portfolio of Investments.

China Growth Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Common Stocks	$2,005	$—	$—	$2,005
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—62.8%
Angola—1.2%
Angolan Government International Bond,
8.750%, due 4/14/32		$200	$179
9.125%, due 11/26/49		400	330
9.500%, due 11/12/25		200	204
			713
Argentina—1.9%
Argentine Government International Bond,
0.000%, due 12/15/35(a)	EUR	1,000	68
0.000%, due 12/15/35		$625	13
0.750%, due 7/9/30(a)		883	542
1.000%, due 7/9/29		150	97
4.125%, due 7/9/46(a)		475	240
4.250%, due 1/9/38(a)	EUR	320	168
			1,128
Bahrain—1.4%
Bahrain Government International Bond,
5.250%, due 1/25/33		$400	377
6.250%, due 1/25/51		300	266
7.000%, due 1/26/26		200	204
			847
Barbados—0.7%
Barbados Government International Bond, 6.500%, due 10/1/29		400	382
Benin—0.4%
Benin Government International Bond, 6.875%, due 1/19/52	EUR	250	233
Bermuda—0.6%
Bermuda Government International Bond, 3.375%, due 8/20/50		$460	338
Brazil—1.5%
Brazil Government International Bond,
4.750%, due 1/14/50		280	214
7.125%, due 5/13/54		200	207
Brazil Letras do Tesouro Nacional, 0.000%, due 1/1/30	BRL	1,000	99
Brazil Notas do Tesouro Nacional Serie F,
10.000%, due 1/1/31		500	83
10.000%, due 1/1/33		1,610	262
			865
Chile—0.5%
Chile Government International Bond, 3.250%, due 9/21/71		$400	268
Colombia—2.1%
Colombia Government International Bond,
4.125%, due 2/22/42		330	227
4.125%, due 5/15/51		500	314
4.500%, due 3/15/29		350	331
5.000%, due 6/15/45		200	147
Colombia TES, 9.250%, due 5/28/42	COP	1,000,000	209
			1,228
Dominican Republic—1.9%
Dominican Republic International Bond,
4.875%, due 9/23/32		$380	362
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Dominican Republic—(continued)
5.875%, due 1/30/60		$310	$291
10.750%, due 6/1/36(b)	DOP	10,000	177
11.250%, due 9/15/35(b)		8,000	145
11.250%, due 9/15/35		8,000	145
			1,120
Ecuador—1.5%
Ecuador Government International Bond,
0.000%, due 7/31/30		$760	424
5.000%, due 7/31/40(a)		770	400
5.500%, due 7/31/35(a)		90	51
			875
Egypt—2.4%
Egypt Government International Bond,
5.800%, due 9/30/27		400	378
7.053%, due 1/15/32		200	173
7.300%, due 9/30/33(b)		250	212
7.500%, due 2/16/61		650	471
8.150%, due 11/20/59		200	155
			1,389
El Salvador—1.3%
El Salvador Government International Bond,
0.250%, due 4/17/30(b)		200	5
7.625%, due 2/1/41		610	497
8.250%, due 4/10/32		260	241
			743
Gabon—0.3%
Gabon Government International Bond, 7.000%, due 11/24/31		250	192
Ghana—1.0%
Ghana Government International Bond,
7.750%, due 4/7/29		300	159
8.625%, due 4/7/34		400	214
8.950%, due 3/26/51		375	202
			575
Guatemala—0.8%
Guatemala Government Bond,
3.700%, due 10/7/33		295	252
6.550%, due 2/6/37(b)		200	207
			459
Honduras—0.5%
Honduras Government International Bond, 5.625%, due 6/24/30		350	308
Hungary—1.4%
Hungary Government International Bond,
3.125%, due 9/21/51		600	401
6.125%, due 5/22/28		200	209
6.750%, due 9/25/52(b)		200	225
			835
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Indonesia—0.8%
Indonesia Government International Bond, 3.850%, due 10/15/30		$200	$195
Perusahaan Penerbit SBSN Indonesia III, 4.700%, due 6/6/32		280	285
			480
Iraq—0.2%
Iraq International Bond, 5.800%, due 1/15/28		109	106
Ivory Coast—1.3%
Ivory Coast Government International Bond,
6.625%, due 3/22/48	EUR	400	367
6.875%, due 10/17/40		400	394
			761
Jamaica—0.6%
Jamaica Government International Bond, 9.625%, due 11/3/30	JMD	55,000	367
Kenya—0.6%
Republic of Kenya Government International Bond,
6.300%, due 1/23/34		$200	163
8.250%, due 2/28/48		200	169
			332
Lebanon—0.5%
Lebanon Government International Bond,
5.800%, due 4/14/20(c)		798	62
6.600%, due 11/27/26(c)		800	62
6.650%, due 4/22/24(c)		268	21
6.750%, due 11/29/27(c)		526	41
6.850%, due 3/23/27(c)		600	46
8.200%, due 5/17/33(c)		600	46
			278
Mexico—1.7%
Mexico Bonos,
7.500%, due 5/26/33	MXN	5,000	227
7.750%, due 11/13/42		3,250	137
Mexico Government International Bond,
5.750%, due 10/12/10		$270	234
6.350%, due 2/9/35		400	419
			1,017
Mongolia—0.7%
Mongolia Government International Bond,
3.500%, due 7/7/27		200	186
5.125%, due 4/7/26		200	197
			383
Morocco—0.3%
Morocco Government International Bond, 4.000%, due 12/15/50		200	148
Nigeria—1.1%
Nigeria Government Bond, 19.890%, due 5/15/33	NGN	210,000	120
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Nigeria—(continued)
Nigeria Government International Bond, 8.250%, due 9/28/51		$500	$399
Nigeria OMO Bill, 0.000%, due 2/25/25	NGN	250,000	137
			656
Oman—2.4%
Oman Government International Bond,
4.750%, due 6/15/26		$600	599
5.625%, due 1/17/28		600	614
6.750%, due 1/17/48		200	217
			1,430
Pakistan—1.6%
Pakistan Government International Bond,
6.875%, due 12/5/27		400	363
8.875%, due 4/8/51		500	399
Pakistan Treasury Bills, 15.819%, due 9/4/25	PKR	55,000	172
			934
Panama—2.6%
Panama Government International Bond,
3.870%, due 7/23/60		$910	572
3.875%, due 3/17/28		250	241
4.500%, due 5/15/47		200	151
4.500%, due 4/1/56		200	144
4.500%, due 1/19/63		600	420
			1,528
Paraguay—1.6%
Paraguay Government International Bond,
2.739%, due 1/29/33		800	682
3.849%, due 6/28/33		300	274
			956
Peru—1.5%
Peruvian Government International Bond,
2.783%, due 1/23/31		250	223
3.000%, due 1/15/34		350	300
3.230%, due 7/28/21		230	137
3.600%, due 1/15/72		300	206
			866
Philippines—1.5%
Philippines Government International Bond,
3.700%, due 2/2/42		700	605
6.250%, due 1/14/36	PHP	15,000	262
			867
Poland—1.0%
Poland Government International Bond, 5.500%, due 4/4/53		$600	615
Qatar—2.8%
Qatar Government International Bond, 4.400%, due 4/16/50		1,800	1,665
Romania—2.7%
Romania Government International Bond,
2.875%, due 4/13/42	EUR	100	75
5.125%, due 9/24/31(b)		200	224
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Romania—(continued)
5.250%, due 11/25/27		$600	$604
5.625%, due 2/22/36(b)	EUR	200	221
5.625%, due 5/30/37(b)		200	219
7.625%, due 1/17/53(b)		$200	230
			1,573
Saudi Arabia—1.0%
Saudi Government International Bond, 3.450%, due 2/2/61		900	611
Senegal—1.4%
Senegal Government International Bond,
4.750%, due 3/13/28	EUR	400	416
5.375%, due 6/8/37		500	409
			825
Serbia—0.3%
Serbia International Bond, 2.050%, due 9/23/36		200	166
South Africa—1.8%
South Africa Government International Bond,
5.750%, due 9/30/49		$800	663
5.875%, due 9/16/25		400	403
			1,066
Sri Lanka—1.2%
Sri Lanka Government International Bond,
5.750%, due 4/18/23(c)		200	109
6.350%, due 6/28/24(c)		100	55
6.850%, due 11/3/25(c)		400	225
7.550%, due 3/28/30(c)		400	224
7.850%, due 3/14/29(c)		200	113
			726
Suriname—0.6%
Suriname Government International Bond, 7.950%, due 7/15/33(b)		357	346
Trinidad and Tobago—1.2%
Trinidad and Tobago Government International Bond,
5.950%, due 1/14/31(b)		200	204
6.400%, due 6/26/34(b)		200	207
6.400%, due 6/26/34		310	320
			731
Tunisia—0.7%
Tunisian Republic,
5.750%, due 1/30/25		200	194
6.375%, due 7/15/26	EUR	200	200
			394
Turkey—2.6%
Turkiye Government Bond, 0.000%, due 4/9/25	TRY	12,000	283
Turkiye Government International Bond,
4.875%, due 10/9/26		$200	199
4.875%, due 4/16/43		200	151
5.875%, due 5/21/30	EUR	200	232
Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Turkey—(continued)
7.625%, due 5/15/34		$200	$212
9.375%, due 3/14/29		400	454
			1,531
Ukraine—1.5%
Ukraine Government International Bond,
0.000%, due 2/1/34(a),(b)		162	55
0.000%, due 2/1/35(a),(b)		137	60
0.000%, due 2/1/36(a),(b)		114	49
0.000%, due 8/1/41(a)		480	336
1.750%, due 2/1/34(a),(b)		229	101
1.750%, due 2/1/35(a),(b)		267	115
1.750%, due 2/1/36(a),(b)		400	171
			887
United Arab Emirates—1.0%
Abu Dhabi Government International Bond, 3.000%, due 9/15/51		850	605
Uruguay—0.9%
Uruguay Government International Bond, 9.750%, due 7/20/33	UYU	22,788	544
Uzbekistan—0.7%
Republic of Uzbekistan International Bond,
5.375%, due 5/29/27(b)	EUR	200	224
6.900%, due 2/28/32(b)		$200	202
			426
Venezuela—0.4%
Venezuela Government International Bond,
8.250%, due 10/13/24(c)		90	12
9.250%, due 5/7/28(c)		820	119
11.950%, due 8/5/31(c)		800	127
			258
Zambia—0.6%
Zambia Government International Bond,
0.500%, due 12/31/53		288	142
5.750%, due 6/30/33(a)		211	185
			327
Total Foreign Government Bonds—62.8% (cost $35,226)			36,903
Foreign Corporate Bonds—32.1%
Brazil—1.9%
Aegea Finance SARL, 9.000%, due 1/20/31(b)		200	216
Ambipar Lux SARL, 9.875%, due 2/6/31(b)		200	206
Brazil Minas SPE via State of Minas Gerais, 5.333%, due 2/15/28		276	276
Petrorio Luxembourg Trading SARL, 6.125%, due 6/9/26		200	200
Trident Energy Finance PLC, 12.500%, due 11/30/29(b)		200	210
			1,108
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Chile—2.7%
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.000%, due 7/30/29(b)		$200	$210
Cencosud SA, 5.950%, due 5/28/31(b)		200	209
Corp. Nacional del Cobre de Chile,
3.700%, due 1/30/50		200	149
3.750%, due 1/15/31		400	373
6.300%, due 9/8/53(b)		200	212
6.440%, due 1/26/36(b)		200	217
Latam Airlines Group SA, 13.375%, due 10/15/27		200	221
			1,591
China—1.4%
China Evergrande Group, 9.500%, due 3/29/24(c)		300	4
Huarong Finance II Co. Ltd., 4.625%, due 6/3/26		200	197
Prosus NV, 3.257%, due 1/19/27		200	193
Sinochem Offshore Capital Co. Ltd., 2.375%, due 9/23/31		500	429
Yuzhou Group Holdings Co. Ltd., 7.850%, due 8/12/26(c)		200	13
			836
Colombia—1.0%
Aris Mining Corp., 6.875%, due 8/9/26		200	198
Banco Davivienda SA, 10 year CMT + 5.097%, 6.650%, due 4/22/31(d),(e)		200	171
Corp. Andina de Fomento, 6.770%, due 5/24/28	COP	1,000,000	214
			583
Costa Rica—0.8%
Instituto Costarricense de Electricidad, 6.375%, due 5/15/43		$250	234
Liberty Costa Rica Senior Secured Finance, 10.875%, due 1/15/31		200	219
			453
Czech Republic—0.4%
Energo-Pro AS, 8.500%, due 2/4/27		200	202
Guatemala—0.3%
Energuate Trust, 5.875%, due 5/3/27		200	197
Hungary—0.4%
Magyar Export-Import Bank Zrt, 6.125%, due 12/4/27		200	205
India—2.5%
Continuum Green Energy India Pvt/Co-Issuers, 7.500%, due 6/26/33(b)		200	210
European Bank for Reconstruction & Development, 6.300%, due 10/26/27	INR	20,000	236
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
India—(continued)
International Bank for Reconstruction & Development, 6.850%, due 4/24/28	INR	20,000	$240
Network i2i Ltd., 5 year CMT + 4.274%, 5.650%, due 12/31/99(d),(e)		$200	200
Sael Ltd. Group Issuers, 7.800%, due 7/31/31(b)		200	204
Sammaan Capital Ltd., 9.700%, due 7/3/27(b)		200	199
Shriram Finance Ltd., 6.625%, due 4/22/27(b)		200	203
			1,492
Indonesia—2.4%
Bank Negara Indonesia Persero Tbk. PT, 3.750%, due 3/30/26		200	195
Medco Maple Tree Pte. Ltd., 8.960%, due 4/27/29(b)		250	264
Pertamina Persero PT,
2.300%, due 2/9/31		200	174
3.100%, due 8/27/30		400	369
6.000%, due 5/3/42		200	211
Sorik Marapi Geothermal Power PT, 7.750%, due 8/5/31(b)		200	199
			1,412
Jamaica—0.4%
Kingston Airport Revenue Finance Ltd., 6.750%, due 12/15/36(b)		200	206
Kazakhstan—0.6%
Development Bank of Kazakhstan JSC, 5.500%, due 4/15/27(b)		200	202
KazMunayGas National Co. JSC, 3.500%, due 4/14/33		200	174
			376
Macao—0.3%
Melco Resorts Finance Ltd., 5.625%, due 7/17/27		200	195
Malaysia—0.8%
Dua Capital Ltd., 2.780%, due 5/11/31		550	493
Mexico—3.8%
BBVA Bancomer SA, 5 year CMT + 2.650%, 5.125%, due 1/18/33(d)		200	189
Comision Federal de Electricidad, 6.450%, due 1/24/35(b)		230	229
Credito Real SAB de CV SOFOM ER, 5.000%, due 2/1/27(c)	EUR	200	21
Grupo Aeromexico SAB de CV, 8.500%, due 3/17/27		$200	201
Petroleos Mexicanos,
6.490%, due 1/23/27		200	197
6.750%, due 9/21/47		1,458	1,043
6.875%, due 8/4/26		140	139
7.690%, due 1/23/50		260	202
			2,221
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Mongolia—0.3%
Golomt Bank, 11.000%, due 5/20/27(b)		$200	$202
Peru—0.7%
Banco de Credito del Peru SA, 7.850%, due 1/11/29(b)	PEN	800	227
Cia de Minas Buenaventura SAA, 5.500%, due 7/23/26		$200	197
			424
Poland—0.4%
Bank Polska Kasa Opieki SA, 3 mo. EURIBOR + 2.400%, 5.500%, due 11/23/27(d)	EUR	200	229
Saudi Arabia—2.3%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, due 2/26/27		$200	203
Gaci First Investment Co., 4.875%, due 2/14/35		800	785
KSA Sukuk Ltd., 2.250%, due 5/17/31		200	175
Riyad Sukuk Ltd., 5 year CMT + 1.791%, 3.174%, due 2/25/30(d)		200	198
			1,361
South Africa—0.3%
Stillwater Mining Co., 4.000%, due 11/16/26		210	201
Supranational—0.9%
Gabon Blue Bond Master Trust, 6.097%, due 8/1/38(b)		500	499
Trinidad and Tobago—0.7%
Heritage Petroleum Co. Ltd.,
9.000%, due 8/12/29(b)		200	208
9.000%, due 8/12/29		200	209
			417
Turkey—3.4%
Aydem Yenilenebilir Enerji AS, 7.750%, due 2/2/27		200	199
European Bank for Reconstruction & Development, 0.000%, due 11/10/30	TRY	120,000	317
Istanbul Metropolitan Municipality, 10.500%, due 12/6/28(b)		$600	660
Limak Cimento Sanayi ve Ticaret AS, 9.750%, due 7/25/29(b)		200	196
Turkiye Ihracat Kredi Bankasi AS, 5.750%, due 7/6/26		200	200
WE Soda Investments Holding PLC, 9.500%, due 10/6/28(b)		200	208
Yapi ve Kredi Bankasi AS, 5 year CMT + 7.415%, 7.875%, due 1/22/31(d)		200	203
			1,983
United Arab Emirates—2.6%
Abu Dhabi Developmental Holding Co. PJSC, 5.375%, due 5/8/29(b)		200	208
Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
United Arab Emirates—(continued)
Finance Department Government of Sharjah,
4.000%, due 7/28/50		$400	$279
4.625%, due 1/17/31(b)	EUR	200	223
6.125%, due 3/6/36(b)		$200	205
Five Holding Ltd., 9.375%, due 10/3/28		200	207
MAF Global Securities Ltd., 5 year CMT + 3.539%, 6.375%, due 3/20/26(d),(e)		200	201
Sobha Sukuk Ltd., 8.750%, due 7/17/28		200	205
			1,528
Uzbekistan—0.3%
Uzbek Industrial & Construction Bank ATB, 8.950%, due 7/24/29(b)		200	201
Venezuela—0.5%
Petroleos de Venezuela SA,
6.000%, due 11/15/26(c)		250	24
8.500%, due 10/27/20(c)		75	68
9.750%, due 5/17/35(c)		1,590	183
			275
Total Foreign Corporate Bonds—32.1% (cost $18,908)			18,890
Foreign Municipal Bonds—0.3%
Argentina—0.3%
Provincia de Buenos Aires,
5.875%, due 9/1/37(a),(b)		200	83
6.625%, due 9/1/37(a)		164	79
6.625%, due 9/1/37(a),(b)		48	23
			185
Total Foreign Municipal Bonds—0.3% (cost $179)			185
U.S. Government—2.7%
U.S. Treasury Bill,
4.569%, due 3/13/25		150	147
4.608%, due 12/26/24(f)		550	544
4.886%, due 1/23/25		300	296
5.033%, due 11/5/24		302	301
5.165%, due 11/29/24(f)		311	308
Total U.S. Government—2.7% (cost $1,595)			1,596
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreements—1.2%
Fixed Income Clearing Corporation, 1.900% dated 09/30/24, due 10/01/24, repurchase price $671, collateralized by U.S. Treasury Note, 3.750%, due 12/31/30, valued at $684	$671	$671
Total Repurchase Agreements—1.2% (cost $671)		671
Total Investments—99.1% (cost $56,579)		58,245
Cash and other assets, less liabilities—0.9%		527
Net Assets—100.0%		$58,772

CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
PLC	Public Limited Company

(a)
Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2024.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or non-income producing.
(d)	Floating Rate Bond. Rate shown is as of September 30, 2024.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Security, or portion of security, is segregated as collateral to cover initial margin requirements on centrally cleared swaps aggregating a total value of $476 (in thousands).

Forward Foreign Currency Contracts
Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Sold
12/18/24	Euro	Citibank N.A.	3,849	$4,258	$4,297	$(39)
12/18/24	Mexican Peso	Citibank N.A.	3,986	200	200	—
12/18/24	Uruguayan Peso	Citibank N.A.	11,250	265	267	(2)
						$(41)
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$(41)

Centrally Cleared Credit Default Swaps
Reference Entity	Buy/Sell Protection	Fixed (Pay) Receive Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Argentine Republic Government International Bond	Buy	(5.000)%	Quarterly	June 2026	ICE	$150	$84	$31	$(53)
Argentine Republic Government International Bond	Buy	(1.000)%	Quarterly	June 2027	ICE	250	205	98	(107)
China Government International Bond	Buy	(1.000)%	Quarterly	December 2029	ICE	500	(9)	(10)	(1)
Saudi Arabia Government International Bond	Buy	(1.000)%	Quarterly	December 2026	ICE	400	(6)	(6)	—
Turkey Government International Bond	Buy	(1.000)%	Quarterly	December 2029	ICE	200	16	15	(1)
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2025	ICE	205	(82)	(9)	73
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
Centrally Cleared Credit Default Swaps (continued)
Reference Entity	Buy/Sell Protection	Fixed (Pay) Receive Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2027	ICE	$250	$(190)	$(78)	$112
Argentine Republic Government International Bond	Sell	5.000%	Quarterly	June 2032	ICE	100	(63)	(45)	18
									$41

Centrally Cleared Interest Rate Swaps
Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD-SOFR Compounded	Pay	4.500%	Annual	March 2027	LCH		$1,725	$(2)	$38	$40
1-Day USD-SOFR Compounded	Pay	4.250%	Annual	March 2029	LCH		4,093	68	144	76
1-Day USD-SOFR Compounded	Pay	4.250%	Annual	March 2031	LCH		2,655	41	137	96
1-Day USD-SOFR Compounded	Pay	4.000%	Annual	March 2034	LCH		1,390	(14)	68	82
1-Day USD-SOFR Compounded	Pay	4.000%	Annual	March 2044	LCH		3,166	76	235	159
28-Day MXN-TIIE	Pay	10.650%	28 Days	October 2025	LCH	MXN	10,000	—	5	5
1-Day USD SOFR Compounded	Receive	3.750%	Annual	June 2048	LCH		$1,194	14	(65)	(79)
6-Month EUR- EURIBOR	Receive	3.000%	Annual	March 2027	LCH	EUR	170	—	(5)	(5)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2029	LCH		459	2	(18)	(20)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2031	LCH		152	—	(7)	(7)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2034	LCH		1,126	1	(60)	(61)
6-Month EUR- EURIBOR	Receive	2.750%	Annual	March 2039	LCH		715	1	(40)	(41)
										$245
Total net unrealized appreciation (depreciation) on swaps										$286

SOFR	Secured Overnight Financing Rate
TIIE	Interbank Equilibrium Interest Rate
EURIBOR	Euro Interbank Offered Rate

Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
INR	Indian Rupee
JMD	Jamaican Dollar
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PKR	Pakistani Rupee
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund
Portfolio of Investments, September 30, 2024 (all dollar amounts in thousands) (unaudited)
As of September 30, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).
Investments in securities	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$36,903	$—	$36,903
Foreign Corporate Bonds	—	18,890	—	18,890
U.S. Government	—	1,596	—	1,596
Repurchase Agreements	—	671	—	671
Foreign Municipal Bonds	—	185	—	185
Total Investments in Securities	$—	$58,245	$—	$58,245

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Swaps	$—	$661	$—	$661
Liabilities
Forward Foreign Currency Contracts	—	(41)	—	(41)
Swaps	—	(375)	—	(375)
Total Other Financial Instruments	$—	$245	$—	$245
See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(1)
Significant Accounting Policies
(a)
Description of the Trust
William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of September 30, 2024, the Trust had the following funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.
U.S. Equity
Growth Fund
Large Cap Growth Fund
Mid Cap Value Fund
Small-Mid Cap Core Fund
Small-Mid Cap Growth Fund
Small-Mid Cap Value Fund
Small Cap Growth Fund
Small Cap Value Fund
Global Equity
Global Leaders Fund
International Equity
International Leaders Fund
International Growth Fund
Institutional International Growth Fund
International Small Cap Growth Fund
Emerging Markets Leaders Fund
Emerging Markets Growth Fund
Emerging Markets ex China Growth Fund
Emerging Markets Small Cap Growth Fund
China Growth Fund
Emerging Markets Debt
Emerging Markets Debt Fund
The investment objectives of the Funds are as follows:
U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark.
(b)
Foreign Currency Translation
The Funds may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Fund’s net asset value, typically 4:00 p.m. Eastern time on days when there is regular trading on the NYSE.
(c)
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

Notes to Portfolios of Investments
(2)
Valuation
(a)
Investment Valuation
The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.
The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Adviser has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of September 30, 2024, fair valuation estimates for foreign equity securities were not obtained.
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.
Repurchase agreements are valued at cost, which approximates fair value.
Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.
Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset.
Securities, and other assets, for which a market quotation is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations for the Funds. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.
(b)
Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•  Level 1—Quoted prices (unadjusted) in active markets for an identical security.
•  Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.
•  Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.

Notes to Portfolios of Investments
The value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown at the end of each Fund's Portfolio of Investments.
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Exchange-Traded Securities
Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.
Fixed Income Securities
Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.
Repurchase Agreements
Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
Derivative Instruments
Forward foreign currency contracts and swaps are valued using pricing inputs observed from actively quoted markets and are categorized within Level 2 of the fair value hierarchy.
Level 3 Securities
The fair value estimates for the Level 3 securities in the Small-Mid Cap Growth Fund and Small Cap Growth Fund were determined in good faith by the Adviser pursuant to the Valuation Procedures. There were various factors considered in reaching the fair value determination, including, but not limited to, the following:  the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 securities represented 0.00% and 0.00% as a percentage of net assets in the Small-Mid Cap Growth Fund and Small Cap Growth Fund, respectively.
(3)
Financial Derivative Instruments
Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The derivative instruments held as of September 30, 2024 as disclosed in each Fund’s Portfolio of Investments, are representative of each Fund’s derivative instrument trading activity during the period ended September 30, 2024.
Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.
The Emerging Markets Debt Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general

Notes to Portfolios of Investments
obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by the Emerging Markets Debt Fund with various counterparties and allow the Emerging Markets Debt Fund to close out and net its total exposure to a counterparty in the event of a default.
Forward Foreign Currency Contracts
The Global Equity, International Equity and Emerging Markets Debt Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.
Swap Contracts
Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:
Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.
Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.
Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.